AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 85.1%
Affiliated Mutual Fund — 14.3%
AST T.Rowe Price Fixed Income Central Portfolio* (cost $1,861,291,833)(wd)	185,847,820	$1,973,703,849
Common Stocks — 52.9%
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc.*	45,065	2,531,301
Boeing Co. (The)*(a)	51,267	10,890,649
BWX Technologies, Inc.	30,783	1,940,560
General Dynamics Corp.	38,874	8,871,435
Huntington Ingalls Industries, Inc.	13,100	2,711,962
Kratos Defense & Security Solutions, Inc.*	115,735	1,560,108
L3Harris Technologies, Inc.	45,082	8,846,892
Northrop Grumman Corp.	22,675	10,469,501
Raytheon Technologies Corp.	131,705	12,897,871
Safran SA (France)	72,304	10,703,643
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	90,800	3,135,324
TransDigm Group, Inc.	16,617	12,247,560
Triumph Group, Inc.*(a)	180,554	2,092,621
		88,899,427
Air Freight & Logistics — 0.1%
FedEx Corp.	40,509	9,255,901
GXO Logistics, Inc.*	21,367	1,078,179
		10,334,080
Automobile Components — 0.4%
Aptiv PLC*	14,160	1,588,610
Autoliv, Inc. (Sweden)	13,482	1,258,680
Autoliv, Inc. (Sweden), SDR	89,782	8,387,436
Denso Corp. (Japan)	190,400	10,747,594
Gentherm, Inc.*	28,056	1,695,144
LCI Industries(a)	19,874	2,183,556
Magna International, Inc. (Canada)(a)	274,908	14,726,822
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	19,468	842,380
Stanley Electric Co. Ltd. (Japan)	256,500	5,702,107
Stoneridge, Inc.*	67,233	1,257,257
Visteon Corp.*	11,852	1,858,749
		50,248,335
Automobiles — 0.6%
Honda Motor Co. Ltd. (Japan)	146,300	3,869,805
Rivian Automotive, Inc. (Class A Stock)*(a)	54,446	842,824
Suzuki Motor Corp. (Japan)	207,100	7,542,047
Tesla, Inc.*(a)	218,545	45,339,346
Toyota Motor Corp. (Japan)	1,305,400	18,582,904
		76,176,926
Banks — 2.4%
ANZ Group Holdings Ltd. (Australia)	489,994	7,550,869
Bancorp, Inc. (The)*	25,576	712,292
Bank of America Corp.	753,128	21,539,461
BankUnited, Inc.(a)	81,105	1,831,351
BNP Paribas SA (France)	182,913	10,923,123
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Capitol Federal Financial, Inc.	212,549	$1,430,455
Citigroup, Inc.	257,714	12,084,209
DBS Group Holdings Ltd. (Singapore)	343,162	8,531,605
Dime Community Bancshares, Inc.(a)	28,894	656,472
DNB Bank ASA (Norway)	1,006,997	18,020,962
East West Bancorp, Inc.(a)	28,912	1,604,616
Erste Group Bank AG (Austria)	137,380	4,551,313
Fifth Third Bancorp	406,019	10,816,346
First BanCorp. (Puerto Rico)	151,176	1,726,430
Home BancShares, Inc.(a)	105,333	2,286,779
Huntington Bancshares, Inc.(a)	758,864	8,499,277
ING Groep NV (Netherlands)	1,613,013	19,155,088
Intesa Sanpaolo SpA (Italy)	1,645,417	4,222,869
JPMorgan Chase & Co.	369,509	48,150,718
Lloyds Banking Group PLC (United Kingdom)	14,584,250	8,574,789
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,765,000	11,311,300
National Bank Holdings Corp. (Class A Stock)(a)	50,518	1,690,332
National Bank of Canada (Canada)	233,353	16,691,257
OFG Bancorp (Puerto Rico)	68,737	1,714,301
Pacific Premier Bancorp, Inc.(a)	85,292	2,048,714
Pinnacle Financial Partners, Inc.	39,443	2,175,676
PNC Financial Services Group, Inc. (The)	9,300	1,182,030
Popular, Inc. (Puerto Rico)(a)	50,100	2,876,241
Regions Financial Corp.	90,400	1,677,824
Seacoast Banking Corp. of Florida(a)	90,708	2,149,780
Standard Chartered PLC (United Kingdom)	680,523	5,157,730
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	172,781	5,936,061
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	1,152,648	9,982,928
U.S. Bancorp(a)	370,984	13,373,973
United Overseas Bank Ltd. (Singapore)	703,700	15,783,318
Webster Financial Corp.	73,638	2,902,810
Wells Fargo & Co.	792,422	29,620,734
Westamerica BanCorp	46,333	2,052,552
Western Alliance Bancorp	81,257	2,887,874
WSFS Financial Corp.(a)	60,557	2,277,549
		326,362,008
Beverages — 1.0%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	2,962	973,609
Coca-Cola Co. (The)	544,251	33,759,890
Constellation Brands, Inc. (Class A Stock)	66,888	15,109,330
Diageo PLC (United Kingdom)	363,127	16,206,241
Heineken NV (Netherlands)	104,275	11,204,437
Keurig Dr. Pepper, Inc.	258,276	9,111,977
Kirin Holdings Co. Ltd. (Japan)	464,300	7,345,586
Monster Beverage Corp.*	252,744	13,650,703
PepsiCo, Inc.	168,196	30,662,131
		138,023,904
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology — 1.1%
AbbVie, Inc.	244,157	$38,911,301
ACADIA Pharmaceuticals, Inc.*	71,210	1,340,172
Agios Pharmaceuticals, Inc.*(a)	47,820	1,098,425
Alkermes PLC*(a)	48,061	1,354,840
Alnylam Pharmaceuticals, Inc.*	18,281	3,662,050
Amgen, Inc.	53,689	12,979,316
Apellis Pharmaceuticals, Inc.*(a)	20,262	1,336,481
Biogen, Inc.*	28,367	7,886,877
BioMarin Pharmaceutical, Inc.*	16,894	1,642,773
Blueprint Medicines Corp.*(a)	23,431	1,054,161
Cerevel Therapeutics Holdings, Inc.*(a)	25,338	617,994
Denali Therapeutics, Inc.*(a)	23,508	541,624
Exact Sciences Corp.*	22,956	1,556,646
Exelixis, Inc.*(a)	69,795	1,354,721
Genmab A/S (Denmark)*	12,858	4,860,392
Gilead Sciences, Inc.	59,841	4,965,008
Horizon Therapeutics PLC*	19,808	2,161,845
IGM Biosciences, Inc.*(a)	70,074	962,817
Insmed, Inc.*(a)	113,956	1,942,950
Intellia Therapeutics, Inc.*(a)	21,376	796,683
Ionis Pharmaceuticals, Inc.*(a)	41,334	1,477,277
Karuna Therapeutics, Inc.*(a)	13,492	2,450,687
Kymera Therapeutics, Inc.*(a)	22,092	654,586
Moderna, Inc.*(a)	34,980	5,372,228
Neurocrine Biosciences, Inc.*	37,789	3,825,003
Prothena Corp. PLC (Ireland)*	13,448	651,825
Regeneron Pharmaceuticals, Inc.*	21,292	17,494,998
Replimune Group, Inc.*	27,781	490,612
Rocket Pharmaceuticals, Inc.*(a)	35,879	614,607
Scholar Rock Holding Corp.*(a)	122,860	982,880
Seagen, Inc.*	16,182	3,276,370
Ultragenyx Pharmaceutical, Inc.*	28,251	1,132,865
Vertex Pharmaceuticals, Inc.*(a)	48,332	15,227,963
Xencor, Inc.*(a)	41,535	1,158,411
		145,837,388
Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR*	20,846	2,130,044
Amazon.com, Inc.*(a)	1,173,327	121,192,946
Kohl’s Corp.(a)	76,025	1,789,628
Next PLC (United Kingdom)	117,137	9,520,881
Ollie’s Bargain Outlet Holdings, Inc.*(a)	22,181	1,285,167
		135,918,666
Building Products — 0.2%
Armstrong World Industries, Inc.	43,854	3,124,159
Carlisle Cos., Inc.	6,100	1,379,027
Carrier Global Corp.	216,937	9,924,868
Gibraltar Industries, Inc.*	44,122	2,139,917
Insteel Industries, Inc.(a)	70,084	1,949,737
Johnson Controls International PLC	57,173	3,442,958
Trane Technologies PLC(a)	19,469	3,581,906
Trex Co., Inc.*(a)	24,145	1,175,137
		26,717,709
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.2%
Ares Management Corp. (Class A Stock)(a)	143,218	$11,950,110
BlackRock, Inc.	2,700	1,806,624
Blackstone, Inc.(a)	70,180	6,164,611
Blue Owl Capital, Inc.(a)	116,309	1,288,704
Bridgepoint Group PLC (United Kingdom), 144A	1,478,543	4,056,028
Brookfield Corp. (Canada)	131,916	4,297,641
Cboe Global Markets, Inc.	44,200	5,933,408
Charles Schwab Corp. (The)	324,157	16,979,344
CME Group, Inc.	29,182	5,588,937
Coinbase Global, Inc. (Class A Stock)*(a)	13,147	888,343
Goldman Sachs Group, Inc. (The)	33,149	10,843,369
Intercontinental Exchange, Inc.	115,813	12,078,138
Julius Baer Group Ltd. (Switzerland)	163,152	11,144,658
KKR & Co., Inc.	55,264	2,902,465
Lazard Ltd. (Class A Stock)(a)	68,664	2,273,465
LPL Financial Holdings, Inc.	14,774	2,990,258
Macquarie Group Ltd. (Australia)	72,117	8,538,630
MarketAxess Holdings, Inc.(a)	9,900	3,873,771
Moody’s Corp.	29,800	9,119,396
Morgan Stanley	215,107	18,886,394
MSCI, Inc.	10,015	5,605,295
Open Lending Corp. (Class A Stock)*	77,647	546,635
S&P Global, Inc.	39,929	13,766,321
State Street Corp.	47,745	3,613,819
Tradeweb Markets, Inc. (Class A Stock)	10,396	821,492
Virtus Investment Partners, Inc.	15,329	2,918,488
XP, Inc. (Brazil) (Class A Stock)*(a)	213,440	2,533,533
		171,409,877
Chemicals — 1.3%
Air Liquide SA (France)	87,617	14,666,099
Air Products & Chemicals, Inc.	39,926	11,467,146
Akzo Nobel NV (Netherlands)	140,515	10,990,332
Asahi Kasei Corp. (Japan)	927,200	6,494,216
Axalta Coating Systems Ltd.*	52,789	1,598,979
BASF SE (Germany)	164,446	8,633,198
CF Industries Holdings, Inc.(a)	104,329	7,562,809
Covestro AG (Germany), 144A	188,211	7,794,446
Element Solutions, Inc.	126,170	2,436,343
FMC Corp.	41,722	5,095,508
Johnson Matthey PLC (United Kingdom)	349,564	8,570,038
Linde PLC	117,319	41,699,865
Minerals Technologies, Inc.	37,628	2,273,484
Nutrien Ltd. (Canada)(a)	121,885	9,001,207
Quaker Chemical Corp.(a)	7,022	1,390,005
RPM International, Inc.	113,136	9,869,985
Scotts Miracle-Gro Co. (The)(a)	31,627	2,205,667
Sherwin-Williams Co. (The)	77,981	17,527,789
Shin-Etsu Chemical Co. Ltd. (Japan)	12,000	389,533
Tosoh Corp. (Japan)	80,400	1,092,595
Umicore SA (Belgium)	252,246	8,556,499
		179,315,743

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Cintas Corp.	11,000	$5,089,480
Copart, Inc.*	55,000	4,136,550
HNI Corp.(a)	83,434	2,322,803
KAR Auction Services, Inc.*(a)	86,849	1,188,094
MSA Safety, Inc.	11,084	1,479,714
Republic Services, Inc.	13,500	1,825,470
Stericycle, Inc.*	44,193	1,927,257
Waste Connections, Inc.	85,322	11,865,730
		29,835,098
Communications Equipment — 0.3%
Arista Networks, Inc.*	73,268	12,298,766
Ciena Corp.*	30,086	1,580,117
Cisco Systems, Inc.(a)	135,362	7,076,049
Harmonic, Inc.*(a)	145,238	2,119,022
Lumentum Holdings, Inc.*(a)	20,165	1,089,112
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	2,020,015	11,840,976
		36,004,042
Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	5,219	869,694
Valmont Industries, Inc.(a)	10,301	3,288,903
WillScot Mobile Mini Holdings Corp.*	109,310	5,124,453
		9,283,050
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,794	1,347,098
Summit Materials, Inc. (Class A Stock)*	43,347	1,234,956
Vulcan Materials Co.	43,260	7,421,685
		10,003,739
Consumer Finance — 0.2%
Ally Financial, Inc.	31,770	809,817
American Express Co.	69,345	11,438,458
Capital One Financial Corp.	22,225	2,137,156
Discover Financial Services	29,400	2,905,896
OneMain Holdings, Inc.(a)	47,488	1,760,855
PRA Group, Inc.*	35,228	1,372,483
SLM Corp.	68,962	854,439
		21,279,104
Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	36,502	2,776,707
Casey’s General Stores, Inc.	11,067	2,395,563
Costco Wholesale Corp.	58,813	29,222,415
Dollar General Corp.	45,762	9,631,070
Dollar Tree, Inc.*	42,438	6,091,975
Seven & i Holdings Co. Ltd. (Japan)	390,000	17,617,913
Sprouts Farmers Market, Inc.*(a)	59,834	2,095,985
Sysco Corp.	87,600	6,765,348
Walmart, Inc.	219,784	32,407,151
Welcia Holdings Co. Ltd. (Japan)	171,600	3,673,714
		112,677,841
Containers & Packaging — 0.3%
Amcor PLC, CDI	362,723	4,086,355
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Ardagh Metal Packaging SA(a)	90,366	$368,693
Avery Dennison Corp.(a)	41,651	7,452,614
Ball Corp.(a)	155,472	8,568,062
Crown Holdings, Inc.	9,764	807,581
Graphic Packaging Holding Co.	119,976	3,058,188
Myers Industries, Inc.(a)	126,879	2,719,017
Packaging Corp. of America(a)	32,253	4,477,684
Sealed Air Corp.	61,596	2,827,872
Verallia SA (France), 144A	19,615	835,336
Westrock Co.	110,739	3,374,217
		38,575,619
Distributors — 0.0%
Genuine Parts Co.	19,400	3,245,814
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	88,969	6,849,723
Service Corp. International(a)	21,174	1,456,348
Strategic Education, Inc.(a)	34,251	3,076,767
		11,382,838
Diversified REITs — 0.0%
Tokyu REIT, Inc. (Japan)	310	423,221
WP Carey, Inc.(a)	25,363	1,964,364
		2,387,585
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	563,000	10,837,750
Cellnex Telecom SA (Spain), 144A	17,164	667,468
KT Corp. (South Korea)	291,096	6,581,583
Liberty Global PLC (United Kingdom) (Class C Stock)*	108,321	2,207,582
Nippon Telegraph & Telephone Corp. (Japan)	1,091,500	32,617,010
Verizon Communications, Inc.	378,064	14,702,909
		67,614,302
Electric Utilities — 0.6%
Evergy, Inc.	143,500	8,770,720
Exelon Corp.	13,381	560,530
FirstEnergy Corp.	206,854	8,286,571
Iberdrola SA (Spain)	25,475	317,363
IDACORP, Inc.(a)	16,028	1,736,313
MGE Energy, Inc.	16,868	1,310,138
NextEra Energy, Inc.	173,235	13,352,954
OGE Energy Corp.	45,765	1,723,510
PG&E Corp.*	1,184,531	19,153,866
Southern Co. (The)(a)	423,066	29,436,932
Xcel Energy, Inc.	31,701	2,137,915
		86,786,812
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	514,028	17,683,348
AMETEK, Inc.	66,844	9,714,439
Emerson Electric Co.	20,800	1,812,512
Hubbell, Inc.	20,587	5,009,023
Legrand SA (France)	145,251	13,271,922
Mitsubishi Electric Corp. (Japan)	1,178,000	14,077,259

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Plug Power, Inc.*(a)	65,234	$764,542
Prysmian SpA (Italy)	343,360	14,417,932
Rockwell Automation, Inc.(a)	30,101	8,833,138
Schneider Electric SE	6,217	1,039,009
Sensata Technologies Holding PLC(a)	57,040	2,853,141
Shoals Technologies Group, Inc. (Class A Stock)*(a)	71,695	1,633,929
Sunrun, Inc.*(a)	62,380	1,256,957
Thermon Group Holdings, Inc.*	72,406	1,804,358
		94,171,509
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	5,347	436,957
Belden, Inc.(a)	40,280	3,495,096
Cognex Corp.(a)	48,063	2,381,522
Coherent Corp.*(a)	30,638	1,166,695
Hamamatsu Photonics KK (Japan)	178,600	9,634,004
Largan Precision Co. Ltd. (Taiwan)	45,000	3,226,240
Littelfuse, Inc.	11,179	2,996,978
Murata Manufacturing Co. Ltd. (Japan)	180,400	10,994,524
National Instruments Corp.	42,438	2,224,175
Omron Corp. (Japan)	103,500	6,057,532
Teledyne Technologies, Inc.*(a)	23,523	10,523,249
Trimble, Inc.*	116,137	6,087,901
		59,224,873
Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	25,806	744,761
Cactus, Inc. (Class A Stock)	11,766	485,112
ChampionX Corp.	26,262	712,488
Halliburton Co.	257,783	8,156,254
NOV, Inc.	205,264	3,799,437
Schlumberger NV	185,897	9,127,543
TechnipFMC PLC (United Kingdom)*	387,252	5,285,990
TGS ASA (Norway)	50,764	913,453
Tidewater, Inc.*	71,995	3,173,540
Worley Ltd. (Australia)	971,806	9,412,708
		41,811,286
Entertainment — 0.5%
Activision Blizzard, Inc.	114,653	9,813,150
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	38,563	193,201
Endeavor Group Holdings, Inc. (Class A Stock)*(a)	46,511	1,113,008
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	63,403	4,744,447
Madison Square Garden Sports Corp.	6,842	1,333,164
Netflix, Inc.*(a)	65,934	22,778,878
ROBLOX Corp. (Class A Stock)*	31,548	1,419,029
Walt Disney Co. (The)*	316,010	31,642,081
Warner Music Group Corp. (Class A Stock)(a)	33,135	1,105,715
		74,142,673
Financial Services — 2.1%
Adyen NV (Netherlands), 144A*	2,565	4,087,145
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Affirm Holdings, Inc.*(a)	18,775	$211,594
Apollo Global Management, Inc.	178,562	11,277,976
Berkshire Hathaway, Inc. (Class B Stock)*	187,872	58,009,237
Block, Inc.*(a)	52,292	3,589,846
Challenger Ltd. (Australia)	757,983	3,181,295
Corebridge Financial, Inc.(a)	505,338	8,095,515
Element Fleet Management Corp. (Canada)	1,050,947	13,802,670
Equitable Holdings, Inc.	425,657	10,807,431
Euronet Worldwide, Inc.*(a)	18,131	2,028,859
Fiserv, Inc.*(a)	198,012	22,381,296
FleetCor Technologies, Inc.*	97,467	20,550,917
Global Payments, Inc.	121,759	12,813,917
Housing Development Finance Corp. Ltd. (India)	280,929	9,008,851
Mastercard, Inc. (Class A Stock)	117,036	42,532,053
Mitsubishi HC Capital, Inc. (Japan)	891,700	4,604,514
Payoneer Global, Inc.*	253,418	1,591,465
PennyMac Financial Services, Inc.	31,672	1,887,968
Toast, Inc. (Class A Stock)*(a)	31,964	567,361
Visa, Inc. (Class A Stock)(a)	243,678	54,939,642
Voya Financial, Inc.(a)	18,126	1,295,284
WEX, Inc.*	9,217	1,694,914
		288,959,750
Food Products — 0.8%
Bakkafrost P/F (Faroe Islands)	20,158	1,301,390
Barry Callebaut AG (Switzerland)	4,108	8,703,904
Conagra Brands, Inc.	68,641	2,578,156
Darling Ingredients, Inc.*(a)	114,786	6,703,502
Flowers Foods, Inc.(a)	58,625	1,606,911
Freshpet, Inc.*(a)	15,075	997,814
Kraft Heinz Co. (The)(a)	83,238	3,218,813
Mondelez International, Inc. (Class A Stock)(a)	273,530	19,070,512
Mriya Recovery Certificates (Ukraine)*^	1,359,527	14,744
Nestle SA	446,824	54,481,503
Post Holdings, Inc.*(a)	29,196	2,623,845
TreeHouse Foods, Inc.*(a)	26,486	1,335,689
Wilmar International Ltd. (China)	4,072,700	12,902,771
		115,539,554
Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. (China)	913,500	3,288,210
Chesapeake Utilities Corp.(a)	6,248	799,682
National Fuel Gas Co.	24,252	1,400,310
ONE Gas, Inc.	16,158	1,280,198
Southwest Gas Holdings, Inc.(a)	19,229	1,200,851
		7,969,251
Ground Transportation — 0.5%
Canadian Pacific Railway Ltd. (Canada)(a)	91,613	7,048,704
Central Japan Railway Co. (Japan)	52,500	6,264,284
CSX Corp.	435,528	13,039,708

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
J.B. Hunt Transport Services, Inc.(a)	45,713	$8,020,803
Norfolk Southern Corp.	13,102	2,777,624
Old Dominion Freight Line, Inc.(a)	44,725	15,244,069
Ryder System, Inc.	30,489	2,720,838
Saia, Inc.*(a)	39,585	10,770,287
Uber Technologies, Inc.*	201,141	6,376,170
Union Pacific Corp.	3,266	657,315
		72,919,802
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	122,605	12,414,982
Alcon, Inc. (Switzerland)	99,436	7,058,716
Atrion Corp.(a)	2,470	1,550,938
Avanos Medical, Inc.*	74,802	2,224,611
Becton, Dickinson & Co.	94,926	23,497,982
Boston Scientific Corp.*	58,385	2,921,002
DENTSPLY SIRONA, Inc.(a)	90,000	3,535,200
Dexcom, Inc.*	96,697	11,234,257
Elekta AB (Sweden) (Class B Stock)	879,700	6,722,701
Envista Holdings Corp.*	26,105	1,067,172
EssilorLuxottica SA (France)	60,289	10,871,489
ICU Medical, Inc.*(a)	7,308	1,205,528
Inari Medical, Inc.*(a)	33,462	2,065,944
Inspire Medical Systems, Inc.*	3,185	745,513
Intuitive Surgical, Inc.*	82,743	21,138,354
Koninklijke Philips NV (Netherlands)	474,149	8,708,645
Medtronic PLC	48,443	3,905,475
Nevro Corp.*	10,597	383,082
Novocure Ltd.*(a)	14,984	901,138
Penumbra, Inc.*(a)	16,222	4,520,909
PROCEPT BioRobotics Corp.*	19,703	559,565
QuidelOrtho Corp.*(a)	7,476	666,037
Shockwave Medical, Inc.*(a)	7,743	1,678,915
Siemens Healthineers AG (Germany), 144A	253,751	14,629,257
STERIS PLC	44,892	8,586,942
Stryker Corp.(a)	49,984	14,268,932
Teleflex, Inc.	18,800	4,762,228
Zimmer Biomet Holdings, Inc.	83,048	10,729,802
		182,555,316
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	23,370	1,688,483
Amedisys, Inc.*	6,953	511,393
AmerisourceBergen Corp.	47,477	7,601,542
Cigna Group (The)	33,533	8,568,688
CVS Health Corp.	48,008	3,567,474
Elevance Health, Inc.	47,094	21,654,292
Fresenius SE & Co. KGaA (Germany)	287,928	7,774,993
Guardant Health, Inc.*	36,327	851,505
HCA Healthcare, Inc.	18,808	4,959,293
Humana, Inc.(a)	29,491	14,316,701
McKesson Corp.	33,649	11,980,726
Molina Healthcare, Inc.*	25,118	6,718,814
Patterson Cos., Inc.(a)	23,398	626,364
Pennant Group, Inc. (The)*	78,975	1,127,763
Select Medical Holdings Corp.	130,792	3,380,973
U.S. Physical Therapy, Inc.(a)	21,172	2,072,951
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	138,093	$65,261,371
		162,663,326
Health Care REITs — 0.1%
Healthcare Realty Trust, Inc.(a)	122,953	2,376,682
Ventas, Inc.	76,164	3,301,709
Welltower, Inc.	184,548	13,230,246
		18,908,637
Health Care Technology — 0.0%
Phreesia, Inc.*(a)	19,984	645,284
Veeva Systems, Inc. (Class A Stock)*	17,527	3,221,287
		3,866,571
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	211,131	3,276,753
Hoshino Resorts REIT, Inc. (Japan)	155	806,637
Host Hotels & Resorts, Inc.	34,591	570,405
Invincible Investment Corp. (Japan)	2,390	1,005,961
Pebblebrook Hotel Trust(a)	119,874	1,683,031
		7,342,787
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	42,413	5,276,177
Amadeus IT Group SA (Spain)*	134,928	9,051,451
Aramark(a)	30,424	1,089,179
Booking Holdings, Inc.*(a)	6,341	16,818,932
Chipotle Mexican Grill, Inc.*	7,576	12,942,005
Choice Hotels International, Inc.(a)	11,468	1,343,935
Compass Group PLC (United Kingdom)	663,339	16,670,744
DoorDash, Inc. (Class A Stock)*	30,349	1,928,983
DraftKings, Inc. (Class A Stock)*(a)	87,341	1,690,922
H World Group Ltd. (China)*	147,200	720,538
Hilton Worldwide Holdings, Inc.	112,207	15,806,600
InterContinental Hotels Group PLC (United Kingdom)	15,569	1,019,235
Jack in the Box, Inc.	22,938	2,009,139
Kyoritsu Maintenance Co. Ltd. (Japan)	14,100	570,172
Las Vegas Sands Corp.*	180,476	10,368,346
Marriott International, Inc. (Class A Stock)	31,560	5,240,222
Marriott Vacations Worldwide Corp.(a)	12,180	1,642,595
McDonald’s Corp.	113,253	31,666,671
MGM Resorts International	161,459	7,172,009
Papa John’s International, Inc.(a)	14,251	1,067,827
Planet Fitness, Inc. (Class A Stock)*	16,371	1,271,536
Red Robin Gourmet Burgers, Inc.*(a)	144,044	2,062,710
Starbucks Corp.	138,400	14,411,592
Vail Resorts, Inc.	6,997	1,635,059
Wendy’s Co. (The)(a)	44,102	960,542
Wingstop, Inc.	4,749	871,821
Wynn Resorts Ltd.*	57,194	6,400,581
		171,709,523
Household Durables — 0.3%
Meritage Homes Corp.	29,054	3,392,345

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
NVR, Inc.*	1,361	$7,583,750
Panasonic Holdings Corp. (Japan)	982,200	8,787,857
Persimmon PLC (United Kingdom)	407,212	6,323,074
Sony Group Corp. (Japan)	199,000	18,125,593
Tempur Sealy International, Inc.	53,220	2,101,658
		46,314,277
Household Products — 0.4%
Colgate-Palmolive Co.	31,907	2,397,811
Kimberly-Clark Corp.	33,985	4,561,467
Procter & Gamble Co. (The)	329,542	48,999,600
		55,958,878
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	358,800	5,767,284
Vistra Corp.	61,388	1,473,312
		7,240,596
Industrial Conglomerates — 0.9%
DCC PLC (United Kingdom)	134,750	7,854,758
General Electric Co.	361,957	34,603,089
Honeywell International, Inc.	137,446	26,268,680
Melrose Industries PLC (United Kingdom)	5,476,445	11,279,043
Siemens AG (Germany)	270,815	43,873,089
		123,878,659
Industrial REITs — 0.4%
EastGroup Properties, Inc.	23,573	3,897,088
Goodman Group (Australia)	148,298	1,881,878
Granite Real Estate Investment Trust (Canada)	17,876	1,106,950
Industrial & Infrastructure Fund Investment Corp. (Japan)	593	645,406
Mitsui Fudosan Logistics Park, Inc. (Japan)	327	1,147,313
Prologis, Inc.	242,678	30,278,934
Rexford Industrial Realty, Inc.	233,076	13,902,983
Terreno Realty Corp.(a)	114,671	7,407,747
Warehouses De Pauw CVA (Belgium)	39,015	1,160,155
		61,428,454
Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	493,600	5,176,560
American International Group, Inc.	331,381	16,688,347
Assurant, Inc.	14,610	1,754,223
AXA SA (France)	888,812	27,124,395
Axis Capital Holdings Ltd.	62,320	3,397,686
Chubb Ltd.	120,126	23,326,067
CNA Financial Corp.	22,740	887,542
Definity Financial Corp. (Canada)(a)	98,478	2,569,973
Direct Line Insurance Group PLC (United Kingdom)	106,169	180,356
Fidelity National Financial, Inc.	32,487	1,134,771
First American Financial Corp.	25,544	1,421,779
Hanover Insurance Group, Inc. (The)	14,209	1,825,856
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)(a)	252,331	$17,584,947
Kemper Corp.	50,974	2,786,239
Manulife Financial Corp. (Canada)	344,956	6,329,936
Markel Corp.*(a)	804	1,027,038
Marsh & McLennan Cos., Inc.	75,112	12,509,904
MetLife, Inc.	249,487	14,455,277
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	73,299	25,627,954
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	7,876,000	8,034,374
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	571,500	3,697,156
Progressive Corp. (The)	9,800	1,401,988
RenaissanceRe Holdings Ltd. (Bermuda)	68,871	13,797,616
Sampo OYJ (Finland) (Class A Stock)	317,953	15,002,664
Selective Insurance Group, Inc.	20,480	1,952,358
Storebrand ASA (Norway)	1,235,976	9,493,922
Sun Life Financial, Inc. (Canada)	307,249	14,354,200
Tokio Marine Holdings, Inc. (Japan)	692,200	13,321,360
Zurich Insurance Group AG (Switzerland)	36,216	17,354,661
		264,219,149
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	617,701	64,074,125
Alphabet, Inc. (Class C Stock)*(a)	893,228	92,895,712
IAC, Inc.*	30,332	1,565,131
Meta Platforms, Inc. (Class A Stock)*	295,497	62,627,634
NAVER Corp. (South Korea)	30,382	4,760,587
Pinterest, Inc. (Class A Stock)*	98,438	2,684,404
Snap, Inc. (Class A Stock)*	109,761	1,230,421
Tencent Holdings Ltd. (China)	80,200	3,919,320
Z Holdings Corp. (Japan)	1,772,500	5,025,838
ZoomInfo Technologies, Inc.*(a)	52,575	1,299,128
		240,082,300
IT Services — 0.5%
Accenture PLC (Class A Stock)	151,418	43,276,779
Cloudflare, Inc. (Class A Stock)*(a)	16,668	1,027,749
Cognizant Technology Solutions Corp. (Class A Stock)	40,278	2,454,138
GoDaddy, Inc. (Class A Stock)*(a)	22,290	1,732,379
MongoDB, Inc.*(a)	18,851	4,394,545
NTT Data Corp. (Japan)(a)	1,009,500	13,271,434
Okta, Inc.*	19,653	1,694,875
Snowflake, Inc. (Class A Stock)*(a)	32,754	5,053,615
Twilio, Inc. (Class A Stock)*	15,470	1,030,766
		73,936,280
Leisure Products — 0.0%
Mattel, Inc.*	106,140	1,954,037
Peloton Interactive, Inc. (Class A Stock)*	91,688	1,039,742
		2,993,779

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp.*(a)	200,729	$1,772,437
Agilent Technologies, Inc.	107,062	14,810,957
Avantor, Inc.*	44,370	937,982
Bruker Corp.	48,852	3,851,492
Charles River Laboratories International, Inc.*	18,778	3,789,776
Danaher Corp.	84,236	21,230,841
Evotec SE (Germany)*	191,689	4,048,870
Illumina, Inc.*(a)	20,771	4,830,296
IQVIA Holdings, Inc.*	13,484	2,681,833
Mettler-Toledo International, Inc.*	4,243	6,492,681
Repligen Corp.*(a)	11,967	2,014,764
Thermo Fisher Scientific, Inc.(a)	60,350	34,783,929
West Pharmaceutical Services, Inc.	7,991	2,768,642
		104,014,500
Machinery — 0.8%
AGCO Corp.	11,635	1,573,052
Alamo Group, Inc.	11,226	2,067,380
Caterpillar, Inc.	3,320	759,749
Chart Industries, Inc.*(a)	7,808	979,123
Cummins, Inc.(a)	79,732	19,046,380
Deere & Co.	2,706	1,117,253
Epiroc AB (Sweden) (Class A Stock)	130,018	2,580,860
Epiroc AB (Sweden) (Class B Stock)	51,674	881,066
Esab Corp.	46,164	2,726,907
Helios Technologies, Inc.(a)	31,649	2,069,845
Hillenbrand, Inc.(a)	36,035	1,712,744
Ingersoll Rand, Inc.	179,082	10,418,991
KION Group AG (Germany)	157,842	6,120,191
Metso Outotec OYJ (Finland)	302,359	3,301,575
Middleby Corp. (The)*	24,588	3,604,847
Mueller Water Products, Inc. (Class A Stock)	226,404	3,156,072
Otis Worldwide Corp.(a)	99,403	8,389,613
PACCAR, Inc.	76,952	5,632,886
RBC Bearings, Inc.*(a)	7,781	1,810,872
Sandvik AB (Sweden)	210,141	4,460,410
SMC Corp. (Japan)	8,500	4,505,990
Stanley Black & Decker, Inc.(a)	141,154	11,374,189
THK Co. Ltd. (Japan)	182,700	4,234,916
Timken Co. (The)(a)	11,010	899,737
Toro Co. (The)	23,073	2,564,795
Weir Group PLC (The) (United Kingdom)	122,112	2,801,427
		108,790,870
Media — 0.3%
Comcast Corp. (Class A Stock)	166,725	6,320,545
CyberAgent, Inc. (Japan)	762,600	6,461,376
Liberty Broadband Corp. (Class C Stock)*	7,741	632,440
Nexstar Media Group, Inc.(a)	4,497	776,452
Scholastic Corp.	63,663	2,178,548
Stroeer SE & Co. KGaA (Germany)	46,546	2,458,815
Trade Desk, Inc. (The) (Class A Stock)*(a)	71,086	4,329,848
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	1,126,626	$13,385,353
		36,543,377
Metals & Mining — 1.4%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	330,021	838,140
Alpha Metallurgical Resources, Inc.	8,826	1,376,856
Alrosa PJSC (Russia)*^	1,356,440	2
Anglo American PLC (South Africa)	66,507	2,212,124
Antofagasta PLC (Chile)	552,490	10,821,888
Barrick Gold Corp. (Canada)	85,647	1,590,465
BHP Group Ltd. (Australia) (XASX)	653,971	20,674,592
BHP Group Ltd. (Australia) (XLON)	412,001	13,087,667
BlueScope Steel Ltd. (Australia)	170,995	2,314,481
Boliden AB (Sweden)	130,256	5,117,004
Capricorn Metals Ltd. (Australia)*	70,797	225,016
Carpenter Technology Corp.	44,451	1,989,627
Centamin PLC (Egypt)	533,553	687,374
Central Asia Metals PLC (United Kingdom)	450,278	1,317,444
Endeavour Mining PLC (Burkina Faso)	68,215	1,643,923
ERO Copper Corp. (Brazil)*	46,410	821,060
First Quantum Minerals Ltd. (Zambia)	35,139	807,820
Franco-Nevada Corp. (Canada)	40,708	5,937,675
Freeport-McMoRan, Inc.	156,192	6,389,815
Glencore PLC (Australia)	439,489	2,528,916
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	188,753	892,858
IGO Ltd. (Australia)	2,398,231	20,565,157
Impala Platinum Holdings Ltd. (South Africa)	65,493	602,820
K92 Mining, Inc. (Canada)*	524,111	2,978,300
Karora Resources, Inc. (Canada)*	466,898	1,568,418
Korea Zinc Co. Ltd. (South Korea)	930	395,682
MMC Norilsk Nickel PJSC (Russia)^	5,243	—
Newcrest Mining Ltd. (Australia)	183,543	3,276,315
Newmont Corp.	82,400	4,039,248
Nippon Steel Corp. (Japan)	152,500	3,596,178
Norsk Hydro ASA (Norway)	394,674	2,945,618
Northern Star Resources Ltd. (Australia)	731,611	5,999,326
Nucor Corp.(a)	30,544	4,718,132
Orla Mining Ltd. (Canada)*	142,000	673,489
Osisko Mining, Inc. (Canada)*	223,426	710,863
Osisko Mining, Inc., Private Placement (Canada)*	230,428	712,068
OZ Minerals Ltd. (Australia)	80,967	1,524,830
Perseus Mining Ltd. (Australia)	2,002,382	3,178,431
Polyus PJSC (Russia)*^	4,693	—
POSCO Holdings, Inc. (South Korea)	10,794	3,053,852
Red 5 Ltd. (Australia)*	1,450,110	144,869
Reliance Steel & Aluminum Co.	68,519	17,591,568
Rio Tinto Ltd. (Australia)	100,610	8,083,992
Rio Tinto PLC (Australia)	84,077	5,706,978
Royal Gold, Inc.(a)	4,106	532,589
Sibanye Stillwater Ltd. (South Africa)	217,602	449,308
South32 Ltd. (Australia)	3,311,154	9,704,099
Southern Copper Corp. (Mexico)(a)	30,415	2,319,144

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	60,025	$6,786,426
Tietto Minerals Ltd. (Australia)*	1,815,025	818,684
Vale SA (Brazil)	47,986	758,354
Victoria Gold Corp. (Canada)*	38,508	255,295
Wesdome Gold Mines Ltd. (Canada)*	326,671	1,870,835
Wheaton Precious Metals Corp. (Brazil)	27,916	1,344,471
		198,180,086
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Franklin BSP Realty Trust, Inc.(a)	142,144	1,695,778
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	34,852	996,767
PennyMac Mortgage Investment Trust(a)	151,062	1,862,595
		4,555,140
Multi-Utilities — 0.7%
Ameren Corp.(a)	154,104	13,313,045
CMS Energy Corp.	122,421	7,514,201
Dominion Energy, Inc.	325,524	18,200,047
DTE Energy Co.	50,754	5,559,593
Engie SA (France)	1,311,418	20,752,798
National Grid PLC (United Kingdom)	906,978	12,268,698
NorthWestern Corp.	21,595	1,249,487
Sempra Energy	50,603	7,649,149
WEC Energy Group, Inc.	59,770	5,665,598
		92,172,616
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	50,255	6,311,525
Derwent London PLC (United Kingdom)	30,385	884,364
Douglas Emmett, Inc.(a)	241,407	2,976,548
Gecina SA (France)	12,124	1,258,478
Great Portland Estates PLC (United Kingdom)	977,984	6,120,746
Kilroy Realty Corp.	57,404	1,859,890
SL Green Realty Corp.(a)	11,194	263,283
		19,674,834
Oil, Gas & Consumable Fuels — 2.2%
BP PLC (United Kingdom), ADR	61,511	2,333,727
Canadian Natural Resources Ltd. (Canada)	32,649	1,806,747
Cheniere Energy, Inc.	37,109	5,848,378
Chesapeake Energy Corp.(a)	43,205	3,285,308
Chevron Corp.	251,534	41,040,288
ConocoPhillips	314,780	31,229,324
Coterra Energy, Inc.	16,134	395,928
EOG Resources, Inc.	139,900	16,036,737
Equinor ASA (Norway)	821,615	23,357,217
Exxon Mobil Corp.(a)	612,943	67,215,329
Galp Energia SGPS SA (Portugal)	128,645	1,455,654
Hess Corp.(a)	98,169	12,991,686
Kosmos Energy Ltd. (Ghana)*(a)	490,254	3,647,490
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Magnolia Oil & Gas Corp. (Class A Stock)(a)	179,023	$3,917,023
Marathon Petroleum Corp.(a)	106,221	14,321,777
NAC Kazatomprom JSC (Kazakhstan), GDR	90,296	2,667,678
OMV AG (Austria)	12,881	591,536
PDC Energy, Inc.	36,810	2,362,466
Pioneer Natural Resources Co.	28,991	5,921,122
Shell PLC (Netherlands)	84,217	2,400,067
Shell PLC (Netherlands), ADR	223,374	12,852,940
SM Energy Co.	73,584	2,072,126
Southwestern Energy Co.*	348,764	1,743,820
Suncor Energy, Inc. (Canada) (NYSE)(a)	106,600	3,309,930
Suncor Energy, Inc. (Canada) (TSE)	75,650	2,348,704
TC Energy Corp. (Canada)(a)	22,423	872,479
Texas Pacific Land Corp.(a)	671	1,141,384
TotalEnergies SE (France)	497,512	29,335,161
TotalEnergies SE (France), ADR(a)	78,902	4,659,163
Tourmaline Oil Corp. (Canada)	9,895	412,347
Valero Energy Corp.(a)	42,919	5,991,492
Whitecap Resources, Inc. (Canada)	64,706	500,317
Woodside Energy Group Ltd. (Australia)	79,627	1,782,389
		309,847,734
Paper & Forest Products — 0.1%
Stora Enso OYJ (Finland) (Class R Stock)	694,389	9,033,915
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	42,347	557,733
UPM-Kymmene OYJ (Finland)	28,449	955,545
West Fraser Timber Co. Ltd. (Canada) (TSE)	3,602	256,924
West Fraser Timber Co. Ltd. (Canada) (NYSE)	47,325	3,371,433
		14,175,550
Passenger Airlines — 0.1%
Allegiant Travel Co.*(a)	21,860	2,010,683
Southwest Airlines Co.	165,255	5,377,398
United Airlines Holdings, Inc.*	15,710	695,167
		8,083,248
Personal Care Products — 0.4%
elf Beauty, Inc.*	20,786	1,711,727
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	45,570	11,231,182
L’Oreal SA (France)	41,798	18,677,132
Unilever PLC (United Kingdom)	556,094	28,816,254
		60,436,295
Pharmaceuticals — 2.7%
Arvinas, Inc.*(a)	32,784	895,659
Astellas Pharma, Inc. (Japan)	1,234,700	17,541,777
AstraZeneca PLC (United Kingdom), ADR	465,100	32,282,591

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Bayer AG (Germany)	267,082	$17,061,628
Bristol-Myers Squibb Co.	120,205	8,331,409
DICE Therapeutics, Inc.*	33,857	970,003
Elanco Animal Health, Inc.*	199,310	1,873,514
Eli Lilly & Co.	152,610	52,409,326
GSK PLC, ADR(a)	229,203	8,155,043
Ipsen SA (France)	10,260	1,129,749
Johnson & Johnson	257,892	39,973,260
Merck & Co., Inc.	350,823	37,324,059
Novartis AG (Switzerland)	282,182	25,909,538
Novo Nordisk A/S (Denmark), ADR(a)	84,108	13,384,947
Otsuka Holdings Co. Ltd. (Japan)	233,500	7,413,536
Pacira BioSciences, Inc.*	29,922	1,221,117
Pfizer, Inc.	403,073	16,445,378
Pliant Therapeutics, Inc.*	23,496	624,994
Roche Holding AG	98,019	28,008,204
Royalty Pharma PLC (Class A Stock)	47,371	1,706,777
Sanofi	302,495	32,814,273
Viatris, Inc.	920,702	8,857,153
Zoetis, Inc.	111,917	18,627,466
		372,961,401
Professional Services — 0.4%
ALS Ltd. (Australia)	275,791	2,290,185
Booz Allen Hamilton Holding Corp.	42,076	3,900,024
Broadridge Financial Solutions, Inc.	12,590	1,845,316
CoStar Group, Inc.*	82,188	5,658,644
Huron Consulting Group, Inc.*	28,570	2,296,171
Korn Ferry(a)	34,550	1,787,617
Recruit Holdings Co. Ltd. (Japan)	307,500	8,459,030
SS&C Technologies Holdings, Inc.	61,206	3,456,303
TechnoPro Holdings, Inc. (Japan)	345,200	9,574,466
Teleperformance (France)	39,900	9,641,203
TransUnion(a)	48,474	3,012,174
		51,921,133
Real Estate Management & Development — 0.2%
Hongkong Land Holdings Ltd. (Hong Kong)	173,700	764,187
Howard Hughes Corp. (The)*(a)	2,711	216,880
Katitas Co. Ltd. (Japan)	52,800	1,033,362
Kerry Properties Ltd. (Hong Kong)	259,500	662,766
Kojamo OYJ (Finland)	72,309	850,982
Mitsui Fudosan Co. Ltd. (Japan)	807,800	15,174,073
Opendoor Technologies, Inc.*(a)	203,332	357,864
Shurgard Self Storage Ltd. (Belgium)	25,151	1,202,883
St. Joe Co. (The)(a)	33,038	1,374,711
StorageVault Canada, Inc. (Canada)	140,875	640,009
Sun Hung Kai Properties Ltd. (Hong Kong)	162,666	2,278,887
Tokyo Tatemono Co. Ltd. (Japan)	53,600	654,414
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	237,000	1,364,497
Zillow Group, Inc. (Class C Stock)*(a)	12,058	536,219
		27,111,734
	Shares	Value
Common Stocks (continued)
Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	230,328	$7,243,816
Apartment Income REIT Corp.	27,307	977,864
AvalonBay Communities, Inc.	49,336	8,291,408
Camden Property Trust	36,905	3,869,120
Canadian Apartment Properties REIT (Canada)	32,711	1,147,487
Equity LifeStyle Properties, Inc.	209,194	14,043,193
Equity Residential	79,086	4,745,160
Essex Property Trust, Inc.	39,670	8,296,584
Sun Communities, Inc.	27,729	3,906,461
UNITE Group PLC (The) (United Kingdom)	92,431	1,095,053
		53,616,146
Retail REITs — 0.2%
Acadia Realty Trust	367,666	5,128,941
CapitaLand Integrated Commercial Trust (Singapore)	1,132,400	1,688,896
Federal Realty Investment Trust	2,262	223,554
Kimco Realty Corp.	41,577	811,999
Regency Centers Corp.	83,911	5,133,675
Scentre Group (Australia)	4,711,642	8,721,644
Simon Property Group, Inc.	96,420	10,796,147
		32,504,856
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*(a)	438,718	42,998,751
ASML Holding NV (Netherlands) (XAMS)	44,211	30,127,505
ASML Holding NV (Netherlands) (XNGS)	23,545	16,027,317
Broadcom, Inc.	83,600	53,632,744
Enphase Energy, Inc.*	11,505	2,419,271
Entegris, Inc.	154,458	12,667,101
First Solar, Inc.*	7,640	1,661,700
KLA Corp.	11,600	4,630,372
Lam Research Corp.	25,808	13,681,337
Lattice Semiconductor Corp.*(a)	22,842	2,181,411
MACOM Technology Solutions Holdings, Inc.*(a)	20,580	1,457,887
Marvell Technology, Inc.	555,200	24,040,160
Monolithic Power Systems, Inc.(a)	36,817	18,428,381
NVIDIA Corp.	409,980	113,880,145
NXP Semiconductors NV (China)(a)	85,481	15,940,069
ON Semiconductor Corp.*(a)	190,137	15,652,078
Qorvo, Inc.*	21,300	2,163,441
QUALCOMM, Inc.	115,669	14,757,051
Renesas Electronics Corp. (Japan)*	470,100	6,807,430
Semtech Corp.*	55,827	1,347,664
Skyworks Solutions, Inc.	25,700	3,032,086
SolarEdge Technologies, Inc.*	13,930	4,234,023
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,927,749	33,783,072
Teradyne, Inc.(a)	42,120	4,528,321
Tokyo Electron Ltd. (Japan)	86,400	10,555,150

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Wolfspeed, Inc.*(a)	14,007	$909,755
		451,544,222
Software — 4.1%
Adobe, Inc.*(a)	55,162	21,257,780
Atlassian Corp. (Class A Stock)*(a)	28,459	4,871,327
BILL Holdings, Inc.*	22,455	1,821,999
Black Knight, Inc.*	24,779	1,426,279
Cadence Design Systems, Inc.*(a)	64,027	13,451,432
CommVault Systems, Inc.*	19,815	1,124,303
Confluent, Inc. (Class A Stock)*(a)	113,674	2,736,133
Crowdstrike Holdings, Inc. (Class A Stock)*	23,819	3,269,396
Datadog, Inc. (Class A Stock)*	32,103	2,332,604
Descartes Systems Group, Inc. (The) (Canada)*(a)	51,876	4,181,724
DocuSign, Inc.*(a)	76,410	4,454,703
Dynatrace, Inc.*(a)	38,076	1,610,615
Five9, Inc.*	22,041	1,593,344
Fortinet, Inc.*	163,063	10,837,167
Gen Digital, Inc.	359,436	6,167,922
HashiCorp, Inc. (Class A Stock)*(a)	75,789	2,219,860
HubSpot, Inc.*	7,839	3,360,971
Intuit, Inc.	43,302	19,305,331
Manhattan Associates, Inc.*(a)	5,752	890,697
Microsoft Corp.	1,036,046	298,692,062
Palantir Technologies, Inc. (Class A Stock)*(a)	137,941	1,165,601
Palo Alto Networks, Inc.*(a)	32,066	6,404,863
Paylocity Holding Corp.*	10,119	2,011,455
Procore Technologies, Inc.*(a)	36,718	2,299,648
Roper Technologies, Inc.	51,898	22,870,930
Salesforce, Inc.*	266,394	53,220,193
SAP SE (Germany)	151,944	19,186,050
SentinelOne, Inc. (Class A Stock)*	198,224	3,242,945
ServiceNow, Inc.*	24,416	11,346,604
Splunk, Inc.*	20,325	1,948,761
SPS Commerce, Inc.*(a)	10,107	1,539,296
Synopsys, Inc.*	43,879	16,948,264
Unity Software, Inc.*(a)	10,268	333,094
VMware, Inc. (Class A Stock)*	17,820	2,224,827
Workday, Inc. (Class A Stock)*	30,144	6,225,942
Workiva, Inc.*(a)	10,200	1,044,582
Zoom Video Communications, Inc. (Class A Stock)*(a)	50,942	3,761,557
Zscaler, Inc.*(a)	17,836	2,083,780
		563,464,041
Specialized REITs — 0.8%
American Tower Corp.	73,417	15,002,030
Big Yellow Group PLC (United Kingdom)	53,195	766,838
Crown Castle, Inc.	21,089	2,822,552
CubeSmart(a)	178,891	8,268,342
Equinix, Inc.	32,511	23,441,731
Extra Space Storage, Inc.	36,111	5,883,565
Gaming & Leisure Properties, Inc.	32,022	1,667,065
Life Storage, Inc.	13,607	1,783,742
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
PotlatchDeltic Corp.(a)	73,478	$3,637,161
Public Storage	52,440	15,844,222
Rayonier, Inc.(a)	110,213	3,665,684
SBA Communications Corp.	89,218	23,292,143
Weyerhaeuser Co.	105,429	3,176,576
		109,251,651
Specialty Retail — 1.1%
ASOS PLC (United Kingdom)*(a)	236,267	2,399,323
AutoZone, Inc.*	4,465	10,975,640
Burlington Stores, Inc.*	63,268	12,786,463
Five Below, Inc.*(a)	12,251	2,523,338
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	34,028	3,342,230
GameStop Corp. (Class A Stock)*(a)	23,360	537,747
Home Depot, Inc. (The)(a)	144,699	42,703,569
Kingfisher PLC (United Kingdom)	3,690,392	11,929,227
Lowe’s Cos., Inc.	50,282	10,054,891
Monro, Inc.(a)	40,737	2,013,630
Murphy USA, Inc.(a)	10,628	2,742,555
O’Reilly Automotive, Inc.*	17,206	14,607,550
Ross Stores, Inc.	122,906	13,044,014
TJX Cos., Inc. (The)	133,080	10,428,149
Ulta Beauty, Inc.*	12,631	6,892,358
Williams-Sonoma, Inc.(a)	4,750	577,885
Zalando SE (Germany), 144A*	172,612	7,234,262
		154,792,831
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	1,921,311	316,824,184
Dell Technologies, Inc. (Class C Stock)	21,516	865,158
Pure Storage, Inc. (Class A Stock)*	368,046	9,388,854
Samsung Electronics Co. Ltd. (South Korea)	397,999	19,681,433
Western Digital Corp.*	138,465	5,215,977
		351,975,606
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.*	3,608	1,621,976
Dr. Martens PLC (United Kingdom)	1,061,494	1,861,386
Kering SA (France)	17,914	11,687,599
Lululemon Athletica, Inc.*	16,090	5,859,817
Moncler SpA (Italy)	177,376	12,251,631
NIKE, Inc. (Class B Stock)(a)	228,403	28,011,344
Samsonite International SA, 144A*	1,807,200	5,603,684
Steven Madden Ltd.	46,811	1,685,196
		68,582,633
Tobacco — 0.3%
Altria Group, Inc.	235,709	10,517,336
Philip Morris International, Inc.	300,408	29,214,678
		39,732,014
Trading Companies & Distributors — 0.4%
Air Lease Corp.	60,906	2,397,869
Ashtead Group PLC (United Kingdom)	181,869	11,167,654
Bunzl PLC (United Kingdom)	186,653	7,050,370

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Ferguson PLC(a)	20,771	$2,778,121
GMS, Inc.*	39,026	2,259,215
Mitsubishi Corp. (Japan)	261,900	9,411,757
Rush Enterprises, Inc. (Class A Stock)	56,432	3,081,187
SiteOne Landscape Supply, Inc.*(a)	18,453	2,525,662
Sumitomo Corp. (Japan)	573,400	10,157,984
Toromont Industries Ltd. (Canada)	28,767	2,361,172
United Rentals, Inc.	3,146	1,245,061
		54,436,052
Water Utilities — 0.0%
California Water Service Group	34,652	2,016,746
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*(a)	285,934	41,414,681
Vodafone Group PLC (United Kingdom), ADR	766,351	8,460,515
		49,875,196

Total Common Stocks (cost $6,741,701,042)		7,296,417,649
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	91,598	11,756,537
Electric Utilities — 0.0%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)	20,918	1,053,221
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25	28,000	1,297,800
		2,351,021
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23	26,950	1,339,954
Wireless Telecommunication Services — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23	544	633,896

Total Preferred Stocks (cost $11,790,762)		16,081,408

Units
Warrants* — 0.0%
Metals & Mining
Osisko Mining, Inc. (Canada), expiring 08/28/24	115,214	25,575
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 0.6%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	1,210	$1,154,007
Series 2021-01, Class C
0.890%	10/19/26	1,054	982,487
Series 2021-02, Class C
1.010%	01/19/27	1,825	1,665,520
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	685	628,673
Series 2023-01, Class C
5.190%	01/16/29	1,815	1,811,430
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	3,575	3,316,653
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	990	931,084
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	87	84,418
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	765	744,126
Series 2021-04A, Class C
1.460%	10/15/27	1,655	1,576,780
Series 2022-03A, Class C
5.300%	09/15/27	1,470	1,457,986
Series 2023-01A, Class D
6.690%	06/15/29	250	252,165
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	2,780	2,748,192
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	2,090	2,011,548
Series 2020-02, Class C, 144A
1.740%	04/15/33	1,610	1,462,451
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,261,048
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,591,083
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	135	130,625
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	265	260,438
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	825	806,933
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	538	518,296
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	1,750	1,646,337

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-06, Class B
4.720%	06/15/27	2,400	$2,360,722
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	610	612,730
			31,015,732
Collateralized Loan Obligations — 0.3%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.988%(c)	04/15/35	3,820	3,714,097
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	12/02/34	3,490	3,408,236
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	07/20/34	1,755	1,721,665
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	01/15/35	3,940	3,843,181
Series 2020-03A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.938%(c)	10/20/34	1,500	1,463,562
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/15/34	1,715	1,667,930
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	07/20/34	820	801,548
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-35A, Class A1R, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
5.798%(c)	04/20/32	3,070	3,013,050
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.862%(c)	07/15/33	2,075	2,041,190
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.832%(c)	04/15/34	2,335	2,273,609
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
5.852%(c)	04/16/33	885	870,948
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	07/17/35	1,065	1,039,952
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.928%(c)	07/20/29	1,421	1,407,662
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	07/17/29	1,520	$1,510,004
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	07/15/34	1,465	1,426,942
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/15/35	1,830	1,779,204
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
6.442%(c)	01/16/32	2,270	2,178,745
			34,161,525
Equipment — 0.0%
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	375	375,351
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	875	775,712
			1,151,063
Other — 0.1%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	1,090	1,104,087
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	888	834,026
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	1,206	1,030,006
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	1,422	1,163,115
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	604	487,783
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	45	44,800
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	189	173,099
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	375	341,797
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	392	386,366
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	467	467,982
Planet Fitness Master Issuer LLC,
Series 2022-01A, Class A2I, 144A
3.251%	12/05/51	698	625,768

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	1,665	$1,616,923
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	1,292	1,061,616
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	194	186,258
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	715	706,643
			10,230,269
Student Loans — 0.0%
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A, 144A
2.400%	10/15/68	583	542,198
Series 2021-EA, Class A, 144A
0.970%	12/16/69	694	589,304
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,089	1,035,803
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	770	736,877
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	411	379,815
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	582	520,927
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,878	1,671,332
			5,476,256

Total Asset-Backed Securities (cost $85,974,776)			82,034,845
Commercial Mortgage-Backed Securities — 0.2%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.834%(c)	04/15/34	1,795	1,585,145
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	770	710,015
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
6.235%(c)	08/15/38	1,280	1,127,891
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
5.336%(c)	05/15/38	250	240,121
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
7.968%(c)	06/15/27	1,835	1,793,600
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
5.981%(c)	10/15/36	955	$897,529
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.814%)
5.641%(c)	01/15/34	222	215,714
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	535	445,176
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.634%(c)	11/15/36	247	239,736
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
5.664%(c)	05/15/36	105	103,680
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	1,005	929,773
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	700	655,867
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.448% (Cap N/A, Floor 1.448%)
6.275%(c)	12/15/36	1,215	1,182,092
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.747% (Cap N/A, Floor 1.747%)
6.574%(c)	12/15/36	1,130	1,097,261
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.285%(c)	05/15/26	1,210	1,063,017
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	582,300
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	35
Series 2022-OPO, Class C, 144A
3.450%(cc)	01/05/39	1,425	1,120,365
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.434%(c)	10/15/38	1,935	1,835,845
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	440	408,378
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
5.634%(c)	12/15/36	140	127,738
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
6.680%(c)	11/15/38	4,595	3,938,419

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.485%(c)	04/15/36	105	$101,218
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	710	640,775
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	644	582,204
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.884%(c)	05/15/31	388	360,840
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	990	963,719

Total Commercial Mortgage-Backed Securities (cost $25,368,126)			22,948,453
Convertible Bonds — 0.0%
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	326,800
Internet — 0.0%
MercadoLibre, Inc. (Brazil),
Sr. Unsec’d. Notes
2.000%	08/15/28	327	988,941
Snap, Inc.,
Sr. Unsec’d. Notes
2.625%(s)	05/01/27	1,335	975,158
			1,964,099
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	585	300,965

Total Convertible Bonds (cost $2,883,009)			2,591,864
Corporate Bonds — 8.0%
Advertising — 0.1%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28(a)	760	576,618
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,435	1,022,685
7.750%	04/15/28(a)	2,600	1,948,093
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,625	1,457,964
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	3,920	2,964,704
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29(a)	2,071	$1,974,866
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	1,130	1,028,985
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	3,945	3,462,252
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	2,748	2,695,048
			17,131,215
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28	230	241,441
Moog, Inc.,
Gtd. Notes, 144A
4.250%	12/15/27(a)	345	323,670
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29(a)	855	933,287
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27	2,720	2,565,042
6.375%	06/15/26	875	860,079
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	2,290	2,291,798
6.750%	08/15/28(a)	2,205	2,227,041
			9,442,358
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,467	1,364,258
4.700%	04/02/27	2,685	2,635,025
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	585	531,940
Gtd. Notes, 144A
3.950%	06/15/25	2,116	2,055,773
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	1,080	1,076,335
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	810	818,686
5.625%	11/17/29(a)	360	376,267
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	97	91,494
6.150%	09/15/43	117	110,493
7.250%	06/15/37	288	311,146
			9,371,417

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25(a)	3,935	$4,298,832
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	3,080	3,026,600
5.750%	04/20/29	3,310	3,166,180
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,823	1,818,902
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24(d)	1,120	570,360
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	533	450,253
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	336	282,776
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,175	2,085,612
			15,699,515
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	3,191	2,726,229
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,525	1,239,326
			3,965,555
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.125%	01/19/28	260	259,881
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32(a)	3,895	3,762,994
6.625%	10/01/28(a)	880	902,962
7.450%	07/16/31	170	178,371
9.625%	04/22/30	720	833,956
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	1,075	917,180
4.950%	05/28/27(a)	1,950	1,859,861
5.125%	06/16/25	775	758,306
6.950%	03/06/26(a)	620	629,497
7.350%	11/04/27	2,015	2,078,585
7.350%	03/06/30	600	617,535
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27(a)	865	829,393
5.600%	10/15/32	425	415,117
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	205	$196,035
4.300%	07/13/25	1,127	1,101,304
4.350%	04/09/25	416	407,530
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25(a)	836	767,379
2.100%	09/15/28	1,312	1,109,108
5.500%	03/30/26	400	400,718
5.600%	03/30/28	1,825	1,828,767
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.500%	07/15/29	1,075	843,875
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28	685	577,113
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	465	402,192
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month LIBOR + 5.625% (Cap N/A, Floor 6.625%)
10.164%(c)	10/15/26(a)	3,701	3,646,751
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	6,610	6,222,443
4.600%	06/08/29	595	578,779
4.625%	11/13/25	930	921,915
4.750%	11/13/28	1,780	1,766,625
			34,814,172
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,280	1,233,600
8.250%	04/15/31	1,790	1,844,685
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51	40	25,138
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	3,185	3,196,944
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	1,065	1,062,338
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	820	668,769
5.375%	11/15/27(a)	635	600,166
5.625%	06/15/28(a)	925	868,678
Dornoch Debt Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	765	514,024
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29(a)	975	870,693
5.250%	04/30/31(a)	1,440	1,266,258

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
5.250%	07/15/31(a)	1,790	$1,540,182
5.625%	04/30/33(a)	700	605,303
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33	1,640	1,699,808
			15,996,586
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26	1,400	1,386,641
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31(oo)	2,100	1,436,137
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	1,900	1,835,970
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	620	532,735
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24(oo)	800	758,400
7.625%(ff)	01/10/28(oo)	400	354,000
8.375%(ff)	10/14/30(oo)	1,350	1,248,750
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	2,650	2,061,700
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31	1,850	1,546,253
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	400	348,630
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29(a)	1,380	1,156,440
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	990	803,316
Sub. Notes, EMTN
3.733%(ff)	09/25/34	1,750	1,482,722
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	1,036	940,284
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,764	1,494,062
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,575	5,271,251
1.922%(ff)	10/24/31	3,936	3,142,913
2.496%(ff)	02/13/31	2,845	2,411,063
3.194%(ff)	07/23/30	570	506,336
3.248%	10/21/27(a)	1,497	1,410,665
4.271%(ff)	07/23/29	799	769,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	1,040	$1,038,232
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.850%	02/01/30	1,635	1,614,844
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	790	694,293
2.852%(ff)	05/07/26	1,020	953,329
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	1,110	1,106,961
Sub. Notes
4.836%	05/09/28	200	187,988
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	3,500	3,000,375
5.350%(ff)	11/12/29	200	187,475
5.875%(ff)	09/13/34	1,050	912,188
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,055	929,465
2.591%(ff)	01/20/28	1,555	1,395,098
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	2,330	1,996,933
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29	1,440	1,445,787
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	2,106	2,013,686
5.610%(ff)	09/29/26	1,800	1,810,705
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%(ff)	06/22/24	1,405	1,387,059
3.244%(ff)	12/20/25	865	823,186
3.773%(ff)	03/28/25	1,260	1,229,023
3.875%	09/12/23	5	4,970
4.298%(ff)	04/01/28	445	420,037
5.375%	01/12/24	1,645	1,635,317
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,700	1,653,037
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	270	250,853
2.550%	05/05/27	150	128,763
4.772%(ff)	07/28/30	425	392,210
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	1,660	1,461,144
1.948%(ff)	10/21/27	2,586	2,309,380
3.615%(ff)	03/15/28	1,615	1,529,237
3.691%(ff)	06/05/28	1,629	1,545,782
4.223%(ff)	05/01/29	3,587	3,423,209
4.482%(ff)	08/23/28(a)	1,755	1,716,957

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	465	$398,005
2.099%(ff)	06/04/26	2,725	2,505,317
4.041%(ff)	03/13/28	200	187,535
4.583%(ff)	06/19/29	1,280	1,214,494
4.755%(ff)	06/09/28	2,900	2,798,332
5.210%(ff)	08/11/28	1,470	1,450,727
6.254%(ff)	03/09/34	2,065	2,159,380
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24	440	411,727
4.000%	05/15/25	661	623,557
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	200	177,479
3.869%(ff)	03/28/26	330	318,750
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	3,286	3,085,959
2.182%(ff)	06/01/28(a)	2,135	1,913,926
2.522%(ff)	04/22/31(a)	4,112	3,517,104
2.739%(ff)	10/15/30	2,404	2,097,858
2.947%(ff)	02/24/28	1,665	1,544,824
Sub. Notes
2.956%(ff)	05/13/31	2,517	2,167,549
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29	2,065	2,076,956
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.354%(ff)	09/13/28	1,080	1,081,650
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	754	679,037
5.123%(ff)	02/01/29(a)	1,915	1,926,993
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	3,950	3,400,618
3.772%(ff)	01/24/29	782	740,955
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	515	486,817
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
7.472%(ff)	11/10/26	590	615,701
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27	950	953,937
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27	284	278,133
Sub. Notes
3.950%	10/30/25	450	436,339
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	450	383,851
6.037%(ff)	10/28/33	1,355	1,426,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28(a)	555	$480,069
6.499%(ff)	03/09/29	640	639,600
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	3,560	3,191,529
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	990	868,601
2.608%(ff)	01/12/28	1,435	1,273,383
2.819%(ff)	01/30/26(a)	1,336	1,256,926
3.971%(ff)	03/30/26	785	753,372
4.644%(ff)	04/01/31	985	911,002
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28(a)	1,575	1,497,685
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	1,450	1,268,938
2.746%(ff)	02/11/33	744	591,242
4.751%(ff)	05/12/28	305	290,831
5.711%(ff)	01/12/27	305	301,665
5.959%(ff)	01/12/34(a)	890	907,201
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	998	936,436
3.068%(ff)	04/30/41	3,055	2,276,838
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,198	1,077,245
2.572%(ff)	02/11/31	4,560	3,868,955
2.879%(ff)	10/30/30	4,950	4,295,594
Sub. Notes, GMTN
4.300%	07/22/27(a)	1,271	1,232,493
			139,074,398
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	775	725,012
5.550%	01/23/49	2,086	2,252,431
			2,977,443
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53(a)	630	590,231
5.250%	03/02/30	780	796,944
5.600%	03/02/43	1,220	1,257,962
5.650%	03/02/53(a)	620	645,256
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	790	762,187
			4,052,580

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.750%	05/01/28	182	$165,613
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29(a)	700	655,375
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	2,145	1,941,987
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	1,865	1,769,735
6.500%	03/15/27	2,145	2,134,115
			6,666,825
Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30(a)	1,470	1,515,972
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	1,140	1,092,120
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29	91	88,611
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	193,975
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38	1,900	1,867,700
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26	1,170	854,326
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30	260	264,517
Gtd. Notes, EMTN
5.875%	05/18/30	1,000	1,017,375
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	1,600	1,302,300
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29(a)	1,700	1,530,709
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	1,795	1,502,810
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27(a)	1,210	1,165,928
7.375%	03/01/31	1,520	1,523,074
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)	1,320	1,119,843
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		625	$595,430
				15,634,690
Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	358,444
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31		2,000	1,677,875
Adani International Container Terminal Pvt Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31		2,379	1,796,145
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26(a)		1,790	1,597,575
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27(a)		1,800	1,548,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,050	1,008,454
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		995	741,728
9.750%	07/15/27		2,830	2,516,730
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		805	749,641
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28(a)		3,855	2,987,215
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		2,225	2,096,089
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27		975	980,346
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		655	585,064
3.750%	10/01/30		375	336,073
4.500%	07/01/28		865	820,971
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29(a)		655	584,370
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,592,758
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27(a)		1,275	1,206,806
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		3,470	2,890,923

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29	2,544	$2,357,725
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	1,640	1,627,308
PROG Holdings, Inc.,
Gtd. Notes, 144A
6.000%	11/15/29(a)	2,310	1,979,060
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25	260	232,235
9.250%	04/15/25	260	244,811
11.250%	12/15/27(a)	750	697,158
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36	424	351,663
Sr. Sec’d. Notes, 144A
5.750%	10/10/36	439	363,385
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31(a)	913	741,426
3.375%	03/22/27	594	557,328
4.125%	02/02/26	1,611	1,558,678
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,210	1,041,307
			37,827,291
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	764	540,028
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30	800	670,400
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30	555	465,090
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	2,390	1,996,398
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28	3,525	3,353,995
			7,025,911
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	45	41,102
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,050	1,802,093
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31(a)	980	1,027,060
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	485	$499,467
			3,369,722
Diversified Financial Services — 0.3%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)	655	664,816
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,440	1,292,439
3.500%	01/15/25	210	200,474
4.625%	10/15/27(a)	355	342,500
4.875%	01/16/24	665	663,631
6.500%	07/15/25	160	160,999
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28	1,120	1,013,105
AG TTMT Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
8.625%	09/30/27	960	965,994
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	3,345	3,098,564
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29(a)	4,190	3,425,109
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30(a)	770	661,227
5.247%(ff)	07/26/30	425	403,675
5.468%(ff)	02/01/29	800	779,839
Sub. Notes
2.359%(ff)	07/29/32	700	499,734
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25(a)	2,430	2,304,849
4.100%	02/09/27	2,224	2,101,493
4.500%	01/30/26(a)	295	284,671
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26	850	751,837
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	2,135	2,081,276
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29	1,365	1,156,344
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	1,105	830,937
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40(a)	777	563,746
4.350%	06/15/29	625	617,711

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29(a)	1,215	$1,088,651
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.375%	05/15/31(a)	300	265,423
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	1,365	1,155,324
3.200%	04/06/41	480	365,965
Gtd. Notes, 144A, MTN
2.000%	04/06/28	1,810	1,553,695
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	965	736,292
6.500%	05/01/28	1,295	1,095,041
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	735	618,492
5.000%	03/15/27	340	300,958
5.500%	03/15/29	1,925	1,625,684
6.750%	06/15/26	1,285	1,250,895
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	1,240	1,041,755
6.625%	01/15/28(a)	1,585	1,453,197
7.125%	03/15/26(a)	670	643,761
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.375%	10/15/25(a)	1,145	1,069,198
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
7.875%	05/01/27(a)	775	747,092
			39,876,393
Electric — 0.5%
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	825	775,500
7.125%(ff)	03/26/79	2,750	2,640,516
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	1,662	1,580,285
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	5,063
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	425	394,113
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	2,080	1,762,302
5.125%	03/15/28(a)	2,640	2,417,810
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	1,114	1,052,685
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	500	$451,875
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	590	606,789
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,245	1,158,503
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	495	504,677
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	593	584,993
4.950%	04/15/25	69	68,540
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	405	421,511
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	1,640	1,756,819
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	710	652,862
6.800%	10/14/25	320	324,778
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	775	875,869
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	110	114,626
Infraestructura Energetica Nova SAPI de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	676,291
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	700	519,006
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,897,875
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	2,219,081
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	294,941
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	442,411
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,250	1,036,445
3.000%	01/15/52	1,215	821,190
5.000%	07/15/32	380	383,152
5.250%	02/28/53	510	503,057

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	63	$60,407
4.500%	09/15/27(a)	2,765	2,635,981
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	2,125	1,701,234
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	766,400
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	727	633,907
2.500%	02/01/31	1,461	1,182,454
3.950%	12/01/47	740	526,914
4.550%	07/01/30	1,436	1,342,546
5.900%	06/15/32	235	235,033
6.700%	04/01/53	430	442,782
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28(a)	315	290,145
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	1,565	1,416,618
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	288,712
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	4,140	3,910,077
5.250%	07/01/30(a)	2,030	1,881,044
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	905	789,265
Public Service Co. of Colorado,
First Mortgage
5.250%	04/01/53	725	738,937
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,640	1,709,700
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29	430	399,557
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53	645	673,180
First Mortgage, Series D
4.700%	06/01/27	1,015	1,017,360
Terraform Global Operating LP,
Gtd. Notes, 144A
6.125%	03/01/26	3,021	2,873,435
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes
7.750%	11/15/29	645	676,599
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,905	3,449,677
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
8.000%(ff)	10/15/26(oo)	2,545	$2,383,572
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26(a)	890	864,928
5.625%	02/15/27(a)	1,480	1,441,865
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	3,228	3,118,092
5.125%	05/13/25	1,470	1,434,601
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	1,515	1,383,754
			67,212,341
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	1,908	1,852,682
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)	2,460	2,215,538
5.875%	09/01/30(a)	1,585	1,571,131
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	2,105	1,840,712
			7,480,063
Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes
4.300%	12/13/28	1,385	1,189,154
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30	835	754,222
5.000%	01/31/28	2,895	2,762,333
			4,705,709
Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41	560	445,130
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25(a)	870	825,956
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	4,412	3,369,886
			4,640,972
Entertainment — 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	2,720	2,767,069
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	2,010	2,051,048

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	1,060	$1,034,220
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	4,135	3,947,545
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	1,665	1,551,950
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28	700	679,807
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28(a)	2,760	2,395,422
5.875%	03/15/26	725	682,774
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29(a)	1,205	1,080,522
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)	2,320	2,241,004
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	4,025	3,725,620
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,160	1,009,038
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
4.875%	11/01/26(a)	790	735,465
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	1,430	1,270,340
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29(a)	3,160	3,164,191
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)	3,325	2,991,961
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27(a)	2,570	2,483,443
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25(a)	660	663,149
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27(a)	2,600	2,449,406
4.054%	03/15/29	2,065	1,920,306
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29(a)	1,245	1,102,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	630	$571,786
7.125%	02/15/31(a)	1,175	1,191,617
			41,710,544
Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28	750	649,930
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	755	580,193
			1,230,123
Foods — 0.0%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	1,500	1,272,000
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	390	376,953
4.875%	02/15/30(a)	885	826,088
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	1,270	1,242,645
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	24	24,119
			3,741,805
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,500	1,271,063
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30(a)	1,200	1,089,600
			2,360,663
Gas — 0.0%
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25(a)	1,775	1,740,625
4.250%	07/15/27	1,221	1,179,455
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23(oo)	740	692,789
Sr. Unsec’d. Notes
5.250%	03/30/28	255	259,496
			3,872,365
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	2,820	2,677,261

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,355	$1,175,664
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	1,385	1,201,614
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	1,129	967,215
2.250%	09/15/31	614	492,150
3.300%	09/15/29	755	675,087
			7,188,991
Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29	845	794,432
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
5.000%	07/15/27	1,245	1,215,816
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	4,835	4,069,287
4.250%	12/15/27	30	28,901
4.625%	12/15/29	1,265	1,190,116
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31(a)	1,370	1,202,888
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30	770	463,931
6.875%	04/15/29	3,350	2,072,946
Sr. Sec’d. Notes, 144A
5.250%	05/15/30(a)	1,480	1,153,398
6.000%	01/15/29(a)	1,140	958,960
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53	630	627,581
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	605	487,801
3.500%	09/01/30	2,770	2,467,627
5.375%	09/01/26(a)	1,545	1,550,254
5.875%	02/15/26	915	928,351
Gtd. Notes, 144A
3.125%	03/15/27	680	632,241
3.375%	03/15/29	275	248,307
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	505	473,740
4.875%	04/01/30(a)	1,208	1,215,317
5.500%	03/15/53	545	553,896
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	935	869,651
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28(a)	865	$478,001
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26(a)	3,900	3,783,263
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	2,700	2,551,487
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	1,118	1,139,877
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,710	1,630,388
Sr. Sec’d. Notes
4.375%	01/15/30(a)	2,535	2,275,811
Sr. Sec’d. Notes, 144A
6.125%	06/15/30	1,365	1,348,395
Sr. Unsec’d. Notes
6.875%	11/15/31	710	681,224
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	799	605,282
4.500%	04/15/33	1,225	1,217,597
5.050%	04/15/53	3,660	3,699,490
5.875%	02/15/53	1,985	2,231,135
			44,847,391
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26(a)	3,798	3,795,167
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	347	326,271
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	2,970	2,872,970
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29	765	649,583
6.750%	10/15/27	5,800	5,382,083
American International Group, Inc.,
Sr. Unsec’d. Notes
5.125%	03/27/33	955	947,875
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)	1,835	1,624,836
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	450	397,927
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51	1,770	1,139,336
2.850%	10/15/50	540	381,318

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
3.850%	03/15/52	545	$458,150
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	690	681,184
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	04/05/29	1,285	1,172,132
3.900%	04/05/32	455	393,586
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	4,521	4,345,984
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	3,355	3,234,793
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26	1,745	1,719,013
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	4,560	3,972,155
Jones Deslauriers Insurance Management, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	03/15/30	3,535	3,663,922
Sr. Unsec’d. Notes, 144A
10.500%	12/15/30	1,250	1,256,263
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	592	499,561
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	705	712,064
Ryan Specialty Group LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30(a)	835	731,736
			40,357,909
Internet — 0.1%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27(a)	1,895	1,905,737
7.125%	09/30/30(a)	2,335	2,323,483
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	885	861,958
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	2,865	2,332,784
4.625%	06/01/28(a)	1,525	1,417,366
5.000%	12/15/27(a)	725	686,084
5.625%	02/15/29(a)	1,450	1,368,743
			10,896,155
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	565	529,830
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies (cont’d.)
6.250%	05/15/26	635	$624,702
			1,154,532
Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31	1,655	1,505,952
5.875%	12/01/27	2,660	2,597,513
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	471	461,713
7.625%	03/15/30	1,240	1,282,811
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26	1,400	1,317,750
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28	250	256,202
			7,421,941
Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,315	1,075,012
6.000%	05/01/29	115	91,425
7.625%	03/01/26(a)	660	602,250
10.500%	06/01/30(a)	1,045	1,003,200
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	01/15/26(a)	1,007	978,621
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	1,910	1,621,017
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	745	745,969
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)	725	620,999
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	1,120	904,400
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/29(a)	379	396,481
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27(a)	2,195	1,950,806
5.500%	08/31/26(a)	2,125	1,988,044
			11,978,224
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31	3,290	2,880,506
5.750%	05/01/28(a)	555	554,638
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	105	103,340

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26(a)	792	$738,193
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	295	292,266
5.000%	10/15/27	1,065	1,067,428
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27	1,710	1,523,114
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.875%	06/18/30	910	806,488
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,390	1,278,800
5.500%	10/01/27(a)	1,445	1,257,150
			10,501,923
Machinery-Diversified — 0.1%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	1,665	1,497,712
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	215	216,771
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	2,335	2,008,100
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27(a)	3,235	3,042,032
			6,764,615
Media — 0.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	3,560	2,883,600
5.750%	08/15/29	1,790	1,423,050
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	885	685,498
4.500%	06/01/33	1,075	857,249
6.375%	09/01/29(a)	1,930	1,842,845
7.375%	03/01/31(a)	865	852,568
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,878	1,566,111
3.750%	02/15/28	640	593,387
4.800%	03/01/50	155	117,914
4.908%	07/23/25	3,110	3,075,726
5.375%	05/01/47	100	82,202
6.484%	10/23/45	419	394,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	3,295	$2,934,369
3.900%	03/01/38	731	656,484
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29(a)	3,055	2,571,415
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	1,880	1,702,843
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	1,575	897,712
7.750%	07/01/26	680	448,802
Sr. Sec’d. Notes, 144A
5.250%	12/01/26(a)	1,175	938,748
5.750%	12/01/28	1,355	1,011,701
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	565	543,277
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)	4,275	3,688,782
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	3,875	3,065,609
5.500%	01/14/32	625	496,484
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32	600	476,625
Gray Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31(a)	1,150	754,381
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27(a)	3,685	3,086,286
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	4,472	3,250,219
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	128	104,603
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	2,250	1,895,625
6.750%	10/15/27(a)	1,544	1,458,308
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	675	613,682
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	4,380	3,227,565
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31	340	264,350
4.000%	07/15/28(a)	3,925	3,373,853
4.125%	07/01/30	1,610	1,316,103
5.000%	08/01/27	1,575	1,463,908

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28	1,370	$1,201,893
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	3,000	2,760,000
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26(a)	2,765	2,603,753
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	1,385	1,163,378
6.625%	06/01/27	2,130	2,023,496
7.375%	06/30/30(a)	1,410	1,330,274
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30(a)	525	433,928
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30(a)	860	737,450
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28(a)	2,305	2,048,569
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30(a)	1,439	1,387,356
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30	810	649,231
			70,956,162
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30(a)	3,010	2,963,778
Mining — 0.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	910	899,242
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27	335	320,339
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30(a)	555	496,309
3.700%	01/30/50	245	183,015
5.125%	02/02/33	640	642,920
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27(a)	1,130	1,081,975
5.875%	04/15/30(a)	1,485	1,423,744
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	1,480	1,494,169
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	$203,742
Nexa Resources SA (Brazil),
Gtd. Notes
5.375%	05/04/27	200	187,250
6.500%	01/18/28	1,100	1,069,269
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,460	1,341,954
			9,343,928
Miscellaneous Manufacturing — 0.0%
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26(a)	1,015	1,001,810
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31(a)	2,535	2,118,468
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	430	422,693
4.500%	09/15/29	540	536,426
			4,079,397
Multi-National — 0.0%
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.625%(s)	03/31/27	1,500	1,373,330
Oil & Gas — 0.6%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	1,560	1,530,046
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	495	468,158
Antero Resources Corp.,
Gtd. Notes, 144A
7.625%	02/01/29	160	163,675
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37	85	78,933
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	560	532,949
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	1,130	1,119,498
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	805	694,119
6.750%	03/01/29(a)	2,525	2,298,899
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	05/05/23(oo)	620	616,900

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	2,500	$2,350,061
Sr. Unsec’d. Notes, 144A
9.250%	02/15/28	1,255	1,203,055
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	1,670	1,276,965
5.875%	05/28/45	360	246,600
6.875%	04/29/30	250	228,760
8.875%	01/13/33	420	423,675
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,310	1,300,509
Gulfport Energy Corp.,
Gtd. Notes, 144A
8.000%	05/17/26	985	974,403
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	420	467,521
7.875%	10/01/29	119	134,138
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,700	1,581,606
6.000%	04/15/30	555	511,875
6.000%	02/01/31	565	522,229
6.250%	04/15/32	535	494,627
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	3,100	2,317,250
5.750%	04/19/47	340	264,350
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26	800	685,900
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	1,500	1,456,875
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26(a)	3,695	3,585,164
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40	345	346,881
6.625%	09/01/30(a)	910	957,955
7.500%	05/01/31	1,922	2,120,983
7.875%	09/15/31	1,545	1,734,877
7.950%	06/15/39(a)	310	350,817
8.500%	07/15/27	470	516,059
8.875%	07/15/30	1,215	1,411,636
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43	1,225	1,160,963
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)	5,670	255,150
6.000%	05/16/24(d)	19,015	855,675
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.000%	11/15/26(d)		6,600	$295,680
9.000%	11/17/21(d)		37,670	1,789,325
9.750%	05/17/35(d)		1,091	54,550
12.750%	02/17/22(d)		5,195	259,750
Sr. Sec’d. Notes
8.500%	10/27/20(d)		2,475	618,750
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,076	268,875
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,675	4,291,650
6.500%	03/13/27		2,325	2,100,870
6.500%	06/02/41		6,452	4,326,066
Gtd. Notes, MTN
8.750%	06/02/29(a)		5,925	5,477,070
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	189,453
Sr. Unsec’d. Notes, 144A
10.000%	02/07/33(a)		280	266,700
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26		430	431,762
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31		600	508,050
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		1,330	1,126,177
3.125%	07/12/41		2,565	1,995,570
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)		1,390	1,465,268
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
2.875%	01/12/32		2,250	1,859,985
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29		905	801,912
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		1,100	1,026,644
4.250%	04/16/39		4,000	3,585,000
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)		1,010	892,482
8.375%	09/15/28(a)		1,070	1,125,061
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	372,214
Gtd. Notes, EMTN
3.500%	10/17/49		4,675	2,852,627
Transocean, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/15/30		410	418,200
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30(a)		1,485	1,351,350

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	2,135	$2,078,360
3.700%	09/15/26	1,703	1,631,260
3.700%	03/15/28	1,909	1,779,601
			82,479,998
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/27(a)	1,690	1,670,818
Ball Corp.,
Gtd. Notes
6.875%	03/15/28(a)	2,575	2,664,789
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,025	968,625
5.375%	01/15/28(a)	2,075	1,964,817
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	90	95,084
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)	1,175	1,026,340
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29(a)	995	943,174
6.875%	07/15/33	470	478,498
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	520	526,183
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	1,980	1,791,144
			12,129,472
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	2,765	2,564,740
4.250%	11/14/28(a)	5,886	5,851,616
4.250%	11/21/49	675	595,505
4.550%	03/15/35	506	494,914
4.875%	11/14/48	2,030	1,949,832
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	1,212	1,075,300
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	2,481	2,212,482
3.700%	06/06/27	1,580	1,527,235
4.685%	12/15/44	128	119,148
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	1,485	1,207,109
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.250%	08/15/29	420	$384,157
5.050%	03/25/48	854	799,111
5.125%	07/20/45	65	61,604
5.625%	02/21/53	1,230	1,245,922
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	1,200	1,055,850
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	970	892,746
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27	1,525	1,418,250
6.750%	03/01/28	935	928,572
7.875%	09/15/29	3,455	3,601,838
8.125%	09/15/31	1,130	1,182,828
			29,168,759
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	730	637,071
4.450%	07/15/27	625	610,383
5.950%	06/01/26	3,217	3,267,181
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	227	209,014
5.125%	06/30/27	524	524,755
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	3,235	2,674,344
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.000%	02/01/29	170	161,457
7.375%	02/01/31(a)	1,180	1,180,085
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	1,165	1,180,966
8.125%	08/16/30	685	774,459
Gtd. Notes, 144A
6.750%	09/15/37	940	1,021,644
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	653	622,418
4.500%	04/15/24	307	303,442
5.550%	02/15/28	1,190	1,208,339
6.000%	06/15/48	967	922,016
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	450	399,888
3.200%	02/15/52	615	436,958
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	162	159,246
2.600%	10/15/25	500	464,334
3.450%	10/15/27	207	186,913

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	5,665	$5,450,813
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	2,510	2,422,857
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27(a)	630	598,470
5.750%	10/01/25	670	653,816
6.000%	06/01/26	945	923,197
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	1,527	1,475,139
5.000%	03/15/27	4,461	4,444,722
5.875%	06/30/26	83	84,689
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,070	984,647
6.000%	03/01/27	1,395	1,326,834
6.000%	12/31/30	880	785,903
7.500%	10/01/25	1,595	1,599,227
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	1,000	874,500
5.500%	03/01/30	4,300	4,195,431
6.500%	07/15/27	1,750	1,795,141
6.875%	01/15/29	945	967,084
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	532	482,061
4.000%	03/15/28	1,261	1,207,595
4.600%	03/15/48	199	173,964
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	990	892,950
3.875%	11/01/33	1,260	1,057,660
4.125%	08/15/31	1,275	1,119,600
6.250%	01/15/30	3,360	3,390,829
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	1,885	1,809,805
5.400%	03/04/44	155	145,487
			55,807,334
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	3,510	3,157,231
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,457	1,232,880
5.375%	08/01/28(a)	2,490	2,268,893
			6,659,004
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	1,505	$1,322,284
3.950%	01/15/27	1,774	1,708,286
4.900%	12/15/30(a)	2,388	2,329,735
American Tower Corp.,
Sr. Unsec’d. Notes
3.600%	01/15/28	1,290	1,211,577
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29(a)	2,195	1,543,469
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	2,935	2,532,541
3.650%	02/01/26	2,298	2,108,344
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	874	847,086
3.850%	02/01/25	885	848,264
3.900%	03/15/27	2,823	2,614,883
4.050%	07/01/30	760	680,747
4.125%	06/15/26	1,643	1,554,393
4.125%	05/15/29	1,764	1,609,126
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31	701	581,237
2.900%	03/15/27	395	366,226
5.000%	01/11/28(a)	875	881,564
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	1,114	1,055,362
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	463	441,230
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	1,463	1,408,138
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	660	500,639
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	245	210,869
3.500%	07/15/29	284	259,450
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	195	175,422
4.375%	10/01/25	1,669	1,514,099
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	688,229
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	1,370	1,011,447

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	535	$460,170
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27	906	873,387
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,680	1,585,980
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	670	586,754
2.836%	01/15/50	1,375	1,302,502
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25	983	969,579
Sr. Unsec’d. Notes
4.350%	10/01/24	2,000	1,914,780
4.500%	03/15/25	1,000	918,567
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27	1,105	910,487
			39,526,853
Retail — 0.3%
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	1,060	606,475
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	1,595	1,079,209
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	1,160	1,156,568
Gtd. Notes, 144A
6.625%	10/01/30(a)	915	891,427
9.375%	07/01/25(a)	1,541	1,653,648
Sr. Unsec’d. Notes
6.950%	03/01/33(a)	1,730	1,531,013
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25(a)	1,945	1,982,507
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25(a)	940	867,150
8.500%	10/30/25	2,175	2,030,906
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26	3,115	2,914,699
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	770	633,060
5.625%	04/15/53	450	452,296
5.750%	07/01/53	445	453,298
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26	1,510	$1,374,236
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29(a)	4,237	3,643,109
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29	4,380	4,295,550
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,835	1,722,838
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25	1,830	1,058,572
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	1,746	1,407,583
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	1,980	1,636,006
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,365	1,195,792
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	1,180	855,711
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,404	1,221,846
6.875%	11/15/37	339	358,907
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	475	453,828
			35,476,234
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28	630	567,345
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	425	406,599
Entegris Escrow Corp.,
Gtd. Notes, 144A
5.950%	06/15/30(a)	3,010	2,916,812
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	505	487,881
4.663%	02/15/30(a)	1,395	1,339,092
6.750%	11/01/29	610	648,988
NXP BV/NXP Funding LLC (China),
Gtd. Notes
5.350%	03/01/26	788	791,694
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.700%	05/01/25	142	134,527

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.150%	05/01/27	288	$266,184
			6,991,777
Software — 0.2%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	4,135	3,352,682
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,680	1,527,483
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	2,425	2,346,810
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	365	367,202
Central Parent, Inc./CDK Global, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29(a)	2,905	2,855,133
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	995	899,690
Cloud Software Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/31/29	1,225	1,069,620
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	4,895	4,541,581
5.250%	05/15/26(a)	1,090	1,089,081
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	2,270	2,106,844
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33	2,500	2,048,081
3.625%	09/01/30	320	278,079
4.000%	11/15/29	610	556,710
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	1,019	911,915
5.550%	02/06/53	645	613,895
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	670	561,689
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30(a)	1,050	898,343
Twilio, Inc.,
Gtd. Notes
3.875%	03/15/31	2,025	1,718,335
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	595	557,386
			28,300,559
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.5%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	2,445	$1,552,575
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	2,210	1,690,650
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	3,625	2,743,672
5.500%	01/15/28	900	740,205
5.500%	10/15/29	1,195	914,115
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	1,127	970,133
3.500%	09/15/53	2,415	1,753,689
4.300%	02/15/30	749	728,304
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	708,900
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,550	1,387,250
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,545	1,450,369
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	1,575	1,513,096
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	750	314,376
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,686,619
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,215	2,092,013
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	1,010	964,257
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	635	582,124
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27	1,115	669,792
Maxar Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	06/15/27	1,975	2,071,188
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31	1,455	1,226,817
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28	2,170	1,869,626
2.065%	04/03/31	285	237,674

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	$947,038
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	1,450	1,496,291
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.350%	05/01/49	105	84,525
Gtd. Notes, 144A
3.200%	03/15/27	545	511,887
3.800%	03/15/32	850	761,778
4.550%	03/15/52(a)	2,050	1,685,202
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27(a)	1,150	1,071,512
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,885	4,175,643
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,840	1,676,240
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	1,200	360,000
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	841	747,010
3.750%	04/15/27	4,250	4,086,822
3.875%	04/15/30	5,415	5,078,671
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	585	510,128
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	1,019	907,918
2.550%	03/21/31(a)	2,485	2,117,101
3.550%	03/22/51(a)	3,025	2,313,655
4.329%	09/21/28	1,476	1,457,125
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	645	605,723
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29(a)	785	675,034
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	4,350	3,728,907
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	198	177,913
			63,043,567
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	896	$841,851
Transportation — 0.0%
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,096,626
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	362,020
4.700%	05/07/50(a)	1,545	1,341,833
FedEx Corp.,
Gtd. Notes
2.400%	05/15/31(a)	1,496	1,273,906
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	419	399,989
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
8.250%	02/06/28	1,305	1,295,213
			5,769,587
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	2,100	1,828,706
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	1,120	1,076,112
			2,904,818

Total Corporate Bonds (cost $1,233,844,692)			1,099,376,090
Municipal Bonds — 0.0%
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	2,495	2,132,983
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	75	70,154

Total Municipal Bonds (cost $2,570,000)			2,203,137
Residential Mortgage-Backed Securities — 0.3%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	709	588,108
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	686	564,542
Series 2021-04, Class A3, 144A
1.446%(cc)	01/20/65	586	448,181
Series 2021-06, Class A2, 144A
1.581%(cc)	09/25/66	765	603,263

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-06, Class A3, 144A
1.714%(cc)	09/25/66	688	$529,871
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,211	953,010
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	961	811,716
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	106	98,027
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	858	690,956
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.560%(c)	12/25/41	453	448,144
Series 2022-R03, Class 1M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	03/25/42	938	936,383
Series 2022-R06, Class 1M1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)
7.310%(c)	05/25/42	475	482,907
Series 2022-R07, Class 1M1, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.518%(c)	06/25/42	559	569,400
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.968%(c)	12/25/42	2,227	2,232,329
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.868%(c)	01/25/43	2,019	2,016,865
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	65	63,585
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	339	289,956
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	02/25/30	20	19,771
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1(r)	79
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
5.360%(c)	08/25/33	36	35,736
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
5.260%(c)	08/25/33	3	2,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
6.760%(c)	05/25/42	1,374	$1,380,609
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.510%(c)	06/25/42	1,999	2,033,785
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.658%(c)	03/25/43	240	240,332
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.469%(cc)	05/25/48	2,732	2,444,367
Freddie Mac REMIC,
Series 4977, Class IO, IO
4.500%	05/25/50	593	108,784
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.647%(cc)	12/25/46	429	410,055
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	134	121,958
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	110	103,123
Government National Mortgage Assoc.,
Series 2012-94, Class BI, IO
4.000%	05/20/37	13	31
Series 2013-24, Class OI, IO
4.000%	02/20/43	90	11,876
Series 2013-82, Class IG, IO
3.500%	05/20/43	282	44,246
Series 2018-08, Class DA
3.000%	11/20/47	83	77,932
Series 2022-63, Class LM
3.500%	10/20/50	715	621,672
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
3.207%(cc)	07/25/44	15	14,810
Series 2020-INV01, Class A14, 144A
2.929%(cc)	10/25/50	716	613,975
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	941	740,162
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	972	764,952
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	308	273,406
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
5.447%(c)	08/25/50	149	135,999
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	246	220,873
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	329	282,664
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	70	67,211

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Mello Mortgage Capital Acceptance,
Series 2021-INV04, Class A15, 144A
2.500%(cc)	12/25/51	2,996	$2,357,413
OBX Trust,
Series 2021-INV03, Class A19, 144A
2.500%(cc)	10/25/51	1,424	1,120,186
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	589	480,909
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.781%(cc)	08/25/47	699	642,866
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	39	35,438
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	264	247,370
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	39	37,576
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	368	341,528
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	70	66,088
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	10/25/59	326	323,716
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	2,371	1,865,256
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	956	752,023
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
3.000%	11/25/59	261	248,265
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	258	244,756
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	43	42,289
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	220	207,860
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	357	290,440
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66	523	442,577
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	590	476,818
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	3,119	2,641,477
Series 2023-INV01, Class A1, 144A
5.999%(cc)	02/25/68	1,879	1,877,263
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	757	672,532
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50		1,393	$1,095,703

Total Residential Mortgage-Backed Securities (cost $45,305,024)				39,608,560
Sovereign Bonds — 2.2%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27	EUR	2,030	1,983,170
3.500%	11/23/31	EUR	1,990	1,780,883
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	2,325	2,080,679
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		3,885	3,452,794
8.750%	04/14/32		500	421,875
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		2,870	2,468,200
9.125%	11/26/49		2,675	2,073,125
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(cc)	12/15/35(d)		9,945	45,374
0.500%(cc)	07/09/30		3,416	982,073
1.500%(cc)	07/09/35		4,326	1,113,886
3.875%(cc)	01/09/38		8,285	2,559,529
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		3,490	2,634,950
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		1,760	1,744,600
7.000%	10/12/28		3,310	3,351,996
7.500%	09/20/47		1,600	1,444,000
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		5,700	4,973,250
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		450	416,053
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.000%	07/15/32		2,400	2,401,200
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/31	BRL	14,850	2,563,812
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,040	919,945
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	1,730	1,833,971
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71		1,450	940,053
3.500%	01/31/34		380	337,930

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.000%	01/31/52		430	$350,452
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		3,650	2,857,950
3.125%	04/15/31		2,900	2,212,700
4.125%	05/15/51		1,875	1,158,750
5.000%	06/15/45		7,345	5,142,877
5.625%	02/26/44		550	415,525
6.125%	01/18/41		465	381,097
Colombian TES (Colombia),
Bonds, Series B
7.000%	03/26/31	COP	15,527,400	2,565,155
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	953,081
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		4,230	3,587,040
5.875%	01/30/60		6,050	4,591,572
6.850%	01/27/45		4,725	4,201,706
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		9,040	7,665,920
7.050%	02/03/31		200	201,125
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
2.500%(cc)	07/31/35		3,700	1,224,006
Sr. Unsec’d. Notes, 144A
1.500%(cc)	07/31/40		2,232	667,208
2.500%(cc)	07/31/35		5,410	1,789,775
5.500%(cc)	07/31/30		4,312	1,995,381
5.771%(s)	07/31/30		847	250,983
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29		485	337,014
8.500%	01/31/47		2,545	1,474,191
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31		945	568,654
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47		4,970	2,878,872
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		2,140	1,655,825
7.650%	06/15/35		4,360	2,027,400
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		525	287,438
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	212,271
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		1,225	984,043
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		2,400	1,927,920
3.250%	01/15/30		7,200	6,337,350
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		460	471,951
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.125%	01/11/33		400	$419,432
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		860	588,724
Sr. Unsec’d. Notes
8.625%	04/07/34(d)		1,715	583,422
8.875%	05/07/42(d)		325	108,123
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		229	190,491
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,839,200
5.375%	04/24/32		2,300	2,224,963
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32		1,805	1,658,542
4.550%	01/11/28		1,575	1,575,173
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43(a)		3,370	3,138,683
5.250%	01/17/42		1,630	1,621,137
Indonesia Treasury Bond (Indonesia),
Bonds, Series 064
6.125%	05/15/28	IDR	31,850,000	2,096,308
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,500	1,236,330
6.125%	06/15/33(a)		9,200	7,958,000
6.625%	03/22/48	EUR	3,070	2,305,620
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		1,340	1,612,690
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		6,450	5,711,475
Sr. Unsec’d. Notes, 144A
7.750%	01/15/28		1,550	1,570,150
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		3,053	2,503,460
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	52,100	2,709,576
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		2,400	2,348,400
4.750%	04/27/32		6,130	5,880,202
6.350%	02/09/35		2,290	2,436,560
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.450%	07/07/31		1,313	975,047
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		3,810	3,058,239
4.000%	12/15/50		7,050	4,773,291
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		1,700	1,364,569

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.500%	09/08/33		1,360	$1,400,800
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		3,520	2,640,000
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,650	2,579,278
5.375%	03/08/27		4,750	4,684,094
6.250%	01/25/31		725	737,144
6.500%	03/08/47		2,430	2,241,675
6.750%	10/28/27		1,300	1,358,500
6.750%	01/17/48		2,575	2,436,594
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	940,500
7.000%	01/25/51		685	666,719
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29		1,100	1,104,331
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		2,974	999,636
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		2,080	1,497,990
6.400%	02/14/35		6,545	6,810,072
6.853%	03/28/54		370	379,481
Sr. Unsub. Notes
2.252%	09/29/32		6,050	4,631,275
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50		2,310	1,979,814
5.600%	03/13/48		400	353,450
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33(a)		560	449,855
4.950%	04/28/31(a)		2,170	2,091,066
5.400%	03/30/50		200	171,413
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30		9,000	8,006,062
4.150%	03/29/27		1,220	1,203,359
4.400%	03/01/28		200	198,022
4.550%	03/29/26		4,995	4,995,549
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		2,300	2,278,150
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60		4,050	2,406,712
3.300%	03/11/41		1,500	1,121,531
3.550%	03/10/51		650	474,825
6.150%	08/12/32	PEN	2,870	697,460
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		4,875	3,339,911
4.625%	07/17/28		200	201,772
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		900	830,250
4.817%	03/14/49		5,200	5,089,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		1,160	$1,070,100
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		1,700	1,434,694
Republic of Poland Government International Bond (Poland),
Bonds
5.500%	04/04/53		660	665,775
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,279,675
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	42,700	2,183,794
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44		800	590,000
5.650%	09/27/47		1,190	874,650
5.875%	04/20/32		2,330	2,111,563
6.250%	03/08/41		2,550	2,129,250
7.300%	04/20/52		725	628,031
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29		645	586,869
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		1,450	1,319,319
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		1,850	1,519,313
4.000%	02/14/51		4,250	2,950,562
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		812	666,855
4.000%	02/14/51		640	444,320
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	2,585	1,682,060
Unsec’d. Notes, 144A
3.000%	02/27/27		2,240	2,030,000
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	411,845
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	555,347
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,821,625
3.750%	01/21/55		1,820	1,397,760
5.000%	04/17/49		1,350	1,257,441
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		11,525	9,162,375
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		6,975	5,278,331
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28		880	887,700
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25(d)		6,440	2,343,757
6.825%	07/18/26(d)		1,250	450,138

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
6.850%	11/03/25(d)	3,825	$1,384,889
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26(d)	800	288,088
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26	3,058	1,992,096
Sr. Unsec’d. Notes, 144A
12.875%	12/30/23(d)	775	559,453
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	1,000	901,250
4.875%	04/16/43	1,320	872,850
6.000%	03/25/27	1,141	1,052,573
6.000%	01/14/41	3,500	2,625,000
6.500%	09/20/33	1,520	1,295,800
8.600%	09/24/27	1,425	1,435,688
9.375%	03/14/29	2,450	2,495,937
9.375%	01/19/33	950	966,625
9.875%	01/15/28	380	395,675
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
0.000%(cc)	08/01/41	515	135,123
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34	2,090	2,289,595
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	510,300
7.750%	10/13/19(d)	5,500	371,250
11.750%	10/21/26(d)	750	81,000
12.750%	08/23/22(d)	3,025	326,700
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22(d)	6,448	2,739,594

Total Sovereign Bonds (cost $368,675,055)			307,835,812
U.S. Government Agency Obligations — 4.5%
Federal Home Loan Mortgage Corp.
1.500%	04/01/37	932	819,429
2.000%	08/01/37	366	330,610
2.000%	03/01/42	2,322	1,989,245
2.000%	06/01/50	237	197,121
2.000%	07/01/50	190	158,213
2.000%	05/01/51	14	11,238
2.000%	05/01/51	31	25,700
2.000%	05/01/51	1,236	1,024,647
2.000%	05/01/51	2,199	1,821,884
2.000%	07/01/51	18	15,051
2.000%	12/01/51	1,319	1,092,150
2.000%	03/01/52	385	319,290
2.000%	03/01/52	13,555	11,212,802
2.000%	04/01/52	646	534,408
2.000%	05/01/52	199	165,110
2.000%	06/01/52	105	86,778
2.000%	07/01/52	696	575,400
2.500%	07/01/37	113	105,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	07/01/37	1,017	$943,605
2.500%	03/01/42	1,150	1,018,711
2.500%	07/01/50	166	144,357
2.500%	02/01/51	2,746	2,404,336
2.500%	05/01/51	152	132,764
2.500%	05/01/51	302	260,372
2.500%	06/01/51	475	416,140
2.500%	07/01/51	200	173,850
2.500%	07/01/51	276	238,122
2.500%	07/01/51	341	294,121
2.500%	08/01/51	383	331,496
2.500%	08/01/51	963	831,177
2.500%	08/01/51	1,204	1,040,046
2.500%	01/01/52	2,672	2,319,225
2.500%	04/01/52	994	857,084
2.500%	04/01/52	6,716	5,791,107
2.500%	05/01/52	7,623	6,574,620
2.500%	07/01/52	87	74,823
3.000%	05/01/30	207	201,532
3.000%	11/01/33	329	309,992
3.000%	02/01/34	332	315,499
3.000%	04/01/34	27	25,602
3.000%	11/01/42	9	8,241
3.000%	01/01/43	10	9,672
3.000%	02/01/43	4	3,588
3.000%	02/01/43	8	6,986
3.000%	02/01/43	32	29,795
3.000%	03/01/43	28	26,092
3.000%	03/01/45	4	3,484
3.000%	04/01/45	33	30,651
3.000%	06/01/45	7	6,042
3.000%	06/01/45	52	48,025
3.000%	07/01/45	32	29,456
3.000%	02/01/47	217	199,140
3.000%	02/01/48	5	4,225
3.000%	09/01/49	384	352,039
3.000%	11/01/49	381	347,119
3.000%	02/01/50	142	129,350
3.000%	06/01/50	160	145,398
3.000%	08/01/50	685	624,545
3.000%	09/01/51	1,742	1,572,819
3.000%	11/01/51	1,150	1,033,574
3.000%	02/01/52	348	312,614
3.000%	03/01/52	348	312,965
3.000%	06/01/52	2,190	1,965,582
3.000%	06/01/52	3,317	2,977,602
3.000%	08/01/52	1,512	1,371,200
3.500%	02/01/34	49	47,587
3.500%	04/01/42	6	5,632
3.500%	04/01/42	62	59,334
3.500%	08/01/42	10	9,166
3.500%	08/01/42	13	12,433
3.500%	08/01/42	62	59,183
3.500%	09/01/42	1	1,266
3.500%	09/01/42	15	14,499
3.500%	09/01/42	87	82,113
3.500%	10/01/42	2	1,495

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	10/01/42	23	$22,135
3.500%	11/01/42	10	9,713
3.500%	12/01/42	113	108,336
3.500%	01/01/43	106	101,208
3.500%	04/01/43	3	3,261
3.500%	04/01/43	14	12,945
3.500%	04/01/43	84	79,837
3.500%	05/01/43	236	225,194
3.500%	10/01/43	27	26,115
3.500%	01/01/44	104	99,282
3.500%	03/01/44	179	170,088
3.500%	05/01/45	75	70,738
3.500%	06/01/45	15	14,420
3.500%	06/01/45	103	97,693
3.500%	12/01/46	775	732,009
3.500%	01/01/48	1,279	1,207,889
3.500%	03/01/48	579	544,678
3.500%	10/01/49	30	28,401
3.500%	12/01/49	76	71,386
3.500%	01/01/50	575	539,589
3.500%	02/01/50	1,639	1,556,440
3.500%	05/01/51	1,220	1,138,311
3.500%	04/01/52	6	5,952
3.500%	05/01/52	996	926,010
4.000%	06/01/33	56	54,645
4.000%	10/01/34	22	21,436
4.000%	08/01/37	930	916,128
4.000%	05/01/38	114	111,329
4.000%	10/01/40	1	1,360
4.000%	10/01/40	2	2,119
4.000%	10/01/40	7	6,658
4.000%	11/01/40	3	2,825
4.000%	12/01/40	1	1,024
4.000%	12/01/40	67	65,752
4.000%	12/01/40	156	153,492
4.000%	12/01/40	218	213,195
4.000%	02/01/41	43	42,171
4.000%	04/01/41	294	288,143
4.000%	10/01/41	16	15,538
4.000%	10/01/41	50	49,203
4.000%	12/01/41	36	34,924
4.000%	02/01/42	118	115,521
4.000%	03/01/42	3	3,274
4.000%	04/01/42	5	4,761
4.000%	04/01/42	13	12,722
4.000%	04/01/42	29	28,567
4.000%	07/01/42	266	260,468
4.000%	09/01/42	18	18,066
4.000%	11/01/42	127	124,643
4.000%	05/01/43	22	21,140
4.000%	09/01/43	83	80,900
4.000%	02/01/45	41	40,383
4.000%	05/01/45	15	15,059
4.000%	01/01/46	888	870,096
4.000%	04/01/46	2	2,326
4.000%	04/01/46	5	4,943
4.000%	04/01/46	86	83,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	10/01/47	2	$1,740
4.000%	04/01/48	2	2,340
4.000%	06/01/48	70	68,669
4.000%	02/01/50	1,348	1,306,201
4.500%	09/01/37	93	92,690
4.500%	05/01/39	22	21,935
4.500%	05/01/39	23	22,711
4.500%	06/01/39	13	13,439
4.500%	08/01/39	97	97,902
4.500%	09/01/39	7	7,044
4.500%	10/01/39	3	2,747
4.500%	10/01/39	7	6,597
4.500%	10/01/39	36	35,750
4.500%	10/01/39	131	132,321
4.500%	10/01/39	299	300,943
4.500%	12/01/39	10	9,566
4.500%	03/01/40	19	19,068
4.500%	05/01/40	9	9,064
4.500%	08/01/40	21	20,878
4.500%	08/01/40	33	33,156
4.500%	10/01/40	25	25,325
4.500%	11/01/40	17	17,567
4.500%	01/01/41	32	32,601
4.500%	02/01/41	4	3,966
4.500%	02/01/41	5	5,474
4.500%	02/01/41	5	5,502
4.500%	02/01/41	11	11,230
4.500%	03/01/41	25	25,506
4.500%	04/01/41	40	40,325
4.500%	04/01/41	73	73,270
4.500%	10/01/41	199	200,264
4.500%	01/01/42	12	11,650
4.500%	03/01/44	3	2,868
4.500%	03/01/44	10	9,720
4.500%	03/01/44	11	10,780
4.500%	12/01/48	195	194,296
4.500%	05/01/50	66	64,925
5.000%	06/01/23	—(r)	149
5.000%	07/01/25	—(r)	2
5.000%	07/01/33	—(r)	173
5.000%	11/01/33	1	733
5.000%	11/01/33	1	958
5.000%	11/01/33	1	1,331
5.000%	11/01/33	2	1,720
5.000%	07/01/35	278	284,651
5.000%	11/01/35	43	43,685
5.000%	12/01/35	—(r)	497
5.000%	04/01/40	2	2,197
5.000%	04/01/40	19	19,051
5.000%	06/01/40	20	20,240
5.000%	07/01/40	2	2,078
5.000%	07/01/40	13	12,808
5.000%	08/01/40	8	8,466
5.000%	08/01/40	23	23,107
5.000%	08/01/40	64	65,924
5.000%	06/01/41	37	37,784
5.000%	07/01/41	2	2,325

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/01/41	3	$3,303
5.000%	07/01/41	11	11,179
5.000%	07/01/41	12	12,468
5.000%	09/01/52	2,161	2,154,775
5.500%	03/01/34	10	9,899
5.500%	07/01/35	6	6,505
5.500%	01/01/38	180	186,410
5.500%	06/01/41	64	66,801
6.000%	10/01/32	—(r)	32
6.000%	03/01/33	2	1,995
6.000%	12/01/33	5	4,794
6.000%	12/01/33	52	54,465
6.000%	06/01/37	—(r)	347
6.000%	07/01/38	1	1,396
6.000%	08/01/38	3	2,869
6.500%	08/01/36	3	3,565
6.500%	09/01/39	8	8,859
7.000%	06/01/32	—(r)	290
7.000%	06/01/32	—(r)	388
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.278%, Floor 2.250%)
3.928%(c)	10/01/36	—(r)	313
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.382%, Floor 1.625%)
2.850%(c)	04/01/37	8	8,111
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
3.975%(c)	07/01/35	—(r)	210
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.058%, Floor 1.733%)
4.108%(c)	02/01/37	4	3,738
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.070%, Floor 1.750%)
4.127%(c)	02/01/35	1	883
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.269%, Floor 1.750%)
4.000%(c)	07/01/41	51	51,266
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.460%, Floor 1.750%)
4.000%(c)	12/01/40	29	29,632
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
4.035%(c)	02/01/37	—(r)	217
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.828% (Cap 10.036%, Floor 1.828%)
4.078%(c)	03/01/36	1	1,173
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.828% (Cap 10.738%, Floor 1.828%)
4.202%(c)	02/01/37	1	1,172
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.844%, Floor 1.842%)
4.091%(c)	01/01/37	2	1,595
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.908% (Cap 7.637%, Floor 1.908%)
4.117%(c)	10/01/42	8	7,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.930% (Cap 10.966%, Floor 1.930%)
4.187%(c)	12/01/36	—(r)	$326
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.126%, Floor 2.030%)
4.275%(c)	11/01/36	1	1,227
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.220% (Cap 11.100%, Floor 2.220%)
4.558%(c)	02/01/37	1	1,164
Federal National Mortgage Assoc.
1.500%	04/01/37	1,784	1,568,131
1.500%	05/01/37	1,467	1,289,424
1.500%	05/01/37	2,290	2,012,901
1.500%	01/01/42	1,631	1,337,861
2.000%	TBA	2,025	1,827,029
2.000%	TBA	17,405	14,387,881
2.000%	05/01/37	2,957	2,667,836
2.000%	06/01/37	239	215,943
2.000%	06/01/37	378	341,139
2.000%	07/01/37	61	54,607
2.000%	08/01/37	2,345	2,115,087
2.000%	04/01/42	2,716	2,324,237
2.000%	07/01/50	73	60,439
2.000%	08/01/50	819	680,330
2.000%	10/01/50	108	90,793
2.000%	10/01/50	713	592,490
2.000%	11/01/50	61	50,336
2.000%	05/01/51	31	25,462
2.000%	05/01/51	6,457	5,352,680
2.000%	07/01/51	13	11,128
2.000%	07/01/51	31	25,467
2.000%	07/01/51	32	26,277
2.000%	12/01/51	4,856	4,021,844
2.000%	02/01/52	1,260	1,043,337
2.000%	02/01/52	1,447	1,201,489
2.000%	02/01/52	1,600	1,324,810
2.000%	02/01/52	3,167	2,619,661
2.000%	02/01/52	6,308	5,219,118
2.000%	03/01/52	747	620,422
2.000%	03/01/52	18,317	15,151,890
2.000%	04/01/52	1,002	828,884
2.000%	05/01/52	107	88,566
2.500%	TBA	12,855	11,079,403
2.500%	11/01/29	5	5,060
2.500%	01/01/31	41	38,344
2.500%	11/01/34	1,292	1,218,225
2.500%	03/01/37	4,826	4,477,597
2.500%	04/01/37	502	453,532
2.500%	05/01/37	1,101	1,021,651
2.500%	10/01/37	61	56,108
2.500%	07/01/50	964	839,755
2.500%	09/01/50	669	584,874
2.500%	01/01/51	369	320,111
2.500%	02/01/51	372	322,612
2.500%	03/01/51	629	542,344
2.500%	05/01/51	182	158,078
2.500%	05/01/51	237	205,984

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	05/01/51	2,448	$2,113,794
2.500%	06/01/51	359	313,921
2.500%	06/01/51	638	559,951
2.500%	07/01/51	553	476,665
2.500%	08/01/51	305	264,171
2.500%	08/01/51	1,436	1,239,692
2.500%	08/01/51	3,566	3,077,816
2.500%	10/01/51	2,374	2,048,414
2.500%	10/01/51	2,835	2,445,752
2.500%	12/01/51	61	52,268
2.500%	01/01/52	583	502,846
2.500%	01/01/52	1,380	1,197,157
2.500%	01/01/52	4,127	3,562,711
2.500%	03/01/52	253	220,772
2.500%	04/01/52	990	853,763
2.500%	04/01/52	1,655	1,427,304
3.000%	TBA	179,015	160,622,922
3.000%	01/01/27	43	42,023
3.000%	08/01/27	3	3,089
3.000%	08/01/27	4	3,387
3.000%	10/01/27	11	10,628
3.000%	11/01/27	3	3,216
3.000%	12/01/27	6	5,991
3.000%	01/01/28	6	5,718
3.000%	02/01/28	5	4,838
3.000%	03/01/28	6	6,084
3.000%	04/01/28	5	5,094
3.000%	05/01/28	7	6,468
3.000%	06/01/28	6	5,673
3.000%	07/01/28	6	5,906
3.000%	08/01/28	7	6,385
3.000%	09/01/28	7	6,958
3.000%	11/01/28	125	121,340
3.000%	01/01/29	6	5,798
3.000%	02/01/29	121	116,805
3.000%	03/01/29	9	8,851
3.000%	12/01/32	52	49,945
3.000%	03/01/33	19	18,604
3.000%	06/01/33	1	1,196
3.000%	12/01/34	20	18,584
3.000%	12/01/34	71	67,619
3.000%	01/01/35	117	110,793
3.000%	05/01/35	1,990	1,889,770
3.000%	06/01/35	201	190,571
3.000%	01/01/40	1,348	1,260,226
3.000%	04/01/40	2,316	2,141,528
3.000%	09/01/42	103	94,869
3.000%	10/01/42	92	85,247
3.000%	10/01/42	253	232,896
3.000%	11/01/42	55	51,178
3.000%	11/01/42	59	54,101
3.000%	02/01/43	2	2,185
3.000%	02/01/43	3	2,718
3.000%	02/01/43	5	4,818
3.000%	02/01/43	9	8,148
3.000%	02/01/43	14	12,905
3.000%	02/01/43	45	41,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	04/01/43	4	$3,331
3.000%	04/01/43	1,073	989,795
3.000%	05/01/43	6	5,133
3.000%	05/01/43	14	13,111
3.000%	05/01/43	24	22,098
3.000%	05/01/43	152	140,373
3.000%	07/01/43	44	40,465
3.000%	08/01/43	17	15,657
3.000%	08/01/43	158	145,012
3.000%	09/01/43	217	200,426
3.000%	02/01/44	20	18,947
3.000%	12/01/44	2	1,646
3.000%	05/01/45	50	46,165
3.000%	08/01/45	118	108,555
3.000%	05/01/46	1,246	1,145,277
3.000%	08/01/46	101	92,068
3.000%	10/01/46	54	49,521
3.000%	11/01/46	43	39,653
3.000%	11/01/46	140	128,041
3.000%	11/01/46	208	190,153
3.000%	11/01/46	394	360,985
3.000%	11/01/46	1,490	1,374,578
3.000%	11/01/46	1,976	1,815,719
3.000%	12/01/46	250	228,432
3.000%	01/01/47	1,144	1,048,432
3.000%	06/01/47	414	380,165
3.000%	03/01/48	9	7,784
3.000%	08/01/49	329	301,565
3.000%	11/01/49	86	77,942
3.000%	02/01/50	91	82,232
3.000%	03/01/50	302	273,658
3.000%	05/01/50	17	15,046
3.000%	05/01/50	6,143	5,563,793
3.000%	07/01/50	150	135,280
3.000%	08/01/50	256	231,159
3.000%	08/01/50	446	402,584
3.000%	09/01/50	13	11,929
3.000%	10/01/50	831	751,001
3.000%	02/01/52	348	312,500
3.000%	03/01/52	396	355,780
3.500%	TBA	30,130	27,996,184
3.500%	07/01/30	13	12,583
3.500%	08/01/30	70	67,878
3.500%	07/01/32	193	189,400
3.500%	12/01/33	939	912,996
3.500%	01/01/34	2	2,182
3.500%	01/01/34	4	4,205
3.500%	01/01/34	9	8,823
3.500%	01/01/34	15	14,504
3.500%	05/01/34	390	380,131
3.500%	07/01/34	18	17,870
3.500%	07/01/34	51	49,890
3.500%	08/01/34	66	63,945
3.500%	02/01/35	42	40,552
3.500%	09/01/37	32	30,922
3.500%	12/01/41	29	27,653
3.500%	06/01/42	46	43,708

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/42	96	$91,140
3.500%	07/01/42	54	51,107
3.500%	08/01/42	123	115,610
3.500%	09/01/42	218	206,205
3.500%	10/01/42	195	184,827
3.500%	11/01/42	31	29,360
3.500%	01/01/43	33	31,543
3.500%	01/01/43	223	211,520
3.500%	04/01/43	23	21,941
3.500%	05/01/43	315	300,412
3.500%	06/01/43	127	121,202
3.500%	06/01/43	134	128,218
3.500%	07/01/43	18	17,294
3.500%	07/01/43	37	35,428
3.500%	07/01/43	50	48,078
3.500%	07/01/43	81	77,228
3.500%	07/01/43	160	152,709
3.500%	08/01/43	36	33,906
3.500%	08/01/43	40	37,830
3.500%	03/01/44	209	199,780
3.500%	11/01/45	15	13,855
3.500%	12/01/45	532	504,996
3.500%	12/01/45	2,113	1,994,764
3.500%	01/01/46	14	13,230
3.500%	01/01/46	167	157,355
3.500%	01/01/46	213	200,651
3.500%	05/01/46	73	68,733
3.500%	06/01/46	255	241,081
3.500%	02/01/47	1,188	1,133,071
3.500%	08/01/47	32	30,541
3.500%	09/01/47	16	14,644
3.500%	10/01/47	68	64,273
3.500%	11/01/47	19	17,530
3.500%	01/01/48	89	84,429
3.500%	02/01/48	389	366,558
3.500%	12/01/48	761	718,102
3.500%	06/01/49	371	350,031
3.500%	06/01/49	1,358	1,285,781
3.500%	06/01/49	1,582	1,492,193
3.500%	07/01/50	769	723,061
3.500%	08/01/50	99	93,368
3.500%	01/01/52	1,272	1,183,308
4.000%	TBA	20,030	19,156,894
4.000%	11/01/31	13	12,985
4.000%	07/01/35	520	512,894
4.000%	11/01/40	22	21,374
4.000%	11/01/40	152	148,628
4.000%	12/01/40	205	197,675
4.000%	01/01/41	25	24,044
4.000%	01/01/41	129	126,074
4.000%	02/01/41	25	23,722
4.000%	02/01/41	79	76,844
4.000%	03/01/41	207	202,419
4.000%	04/01/41	69	67,945
4.000%	10/01/41	81	79,404
4.000%	11/01/41	70	68,174
4.000%	01/01/42	95	93,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	01/01/42	101	$98,920
4.000%	02/01/42	12	11,969
4.000%	02/01/42	70	68,554
4.000%	02/01/42	106	103,695
4.000%	08/01/42	256	251,540
4.000%	10/01/43	45	44,505
4.000%	05/01/45	50	48,283
4.000%	06/01/45	83	79,776
4.000%	07/01/45	26	25,626
4.000%	09/01/45	45	43,466
4.000%	09/01/45	913	893,264
4.000%	10/01/45	2,686	2,628,637
4.000%	12/01/45	43	41,773
4.000%	03/01/46	162	158,937
4.000%	03/01/46	193	188,412
4.000%	09/01/46	40	38,660
4.000%	02/01/47	2,184	2,129,469
4.000%	08/01/47	479	466,985
4.000%	12/01/47	31	30,558
4.000%	10/01/48	639	626,531
4.000%	12/01/49	195	188,222
4.000%	10/01/51	473	455,386
4.000%	08/01/52	232	222,318
4.000%	09/01/52	1,082	1,034,737
4.500%	TBA	14,560	14,265,827
4.500%	03/01/39	49	49,368
4.500%	06/01/39	24	24,006
4.500%	08/01/39	63	63,342
4.500%	09/01/39	73	73,589
4.500%	11/01/39	21	21,410
4.500%	12/01/39	108	108,311
4.500%	12/01/39	247	248,461
4.500%	04/01/40	169	170,010
4.500%	07/01/40	18	17,835
4.500%	09/01/40	196	196,364
4.500%	11/01/40	284	284,800
4.500%	12/01/40	21	20,694
4.500%	12/01/40	33	33,053
4.500%	12/01/40	141	141,946
4.500%	02/01/41	33	32,948
4.500%	02/01/41	34	33,984
4.500%	02/01/41	51	51,051
4.500%	02/01/41	88	88,481
4.500%	04/01/41	254	255,088
4.500%	05/01/41	7	7,232
4.500%	05/01/41	258	258,666
4.500%	06/01/41	22	22,141
4.500%	06/01/41	22	22,616
4.500%	08/01/41	3	3,238
4.500%	10/01/41	3	3,213
4.500%	10/01/41	5	5,375
4.500%	11/01/41	4	4,126
4.500%	11/01/41	85	85,092
4.500%	04/01/42	37	37,285
4.500%	08/01/42	8	8,487
4.500%	09/01/42	6	6,250
4.500%	09/01/42	12	12,496

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	10/01/42	51	$51,163
4.500%	09/01/43	14	13,514
4.500%	11/01/43	12	11,825
4.500%	06/01/44	15	15,345
4.500%	10/01/44	46	45,920
4.500%	02/01/45	11	10,992
4.500%	02/01/45	23	23,465
4.500%	10/01/45	29	28,962
4.500%	02/01/46	38	37,760
4.500%	06/01/46	7	6,520
4.500%	11/01/46	14	13,931
4.500%	12/01/46	29	28,797
4.500%	01/01/47	5	5,293
4.500%	01/01/47	9	8,771
4.500%	02/01/47	13	12,499
4.500%	11/01/47	446	446,186
4.500%	08/01/48	78	77,812
4.500%	12/01/48	322	320,453
4.500%	09/01/49	1,470	1,468,933
4.500%	01/01/50	59	58,601
4.500%	05/01/50	58	57,209
4.500%	07/01/52	137	134,184
4.500%	07/01/52	1,897	1,858,197
4.500%	08/01/52	2,140	2,096,399
4.500%	10/01/52	394	385,864
5.000%	TBA	30,785	30,703,227
5.000%	06/01/23	—(r)	17
5.000%	09/01/23	6	5,825
5.000%	01/01/24	1	1,062
5.000%	06/01/24	—(r)	471
5.000%	09/01/25	1	1,020
5.000%	04/01/34	2	1,911
5.000%	07/01/34	2	2,080
5.000%	03/01/35	90	91,718
5.000%	04/01/35	10	10,222
5.000%	04/01/35	100	102,379
5.000%	05/01/35	12	11,797
5.000%	06/01/35	3	3,187
5.000%	06/01/35	6	5,733
5.000%	06/01/35	12	12,445
5.000%	09/01/35	8	7,720
5.000%	10/01/35	15	14,840
5.000%	10/01/35	78	80,114
5.000%	03/01/36	28	28,754
5.000%	12/01/36	3	2,672
5.000%	12/01/36	106	108,204
5.000%	07/01/37	2	1,998
5.000%	07/01/37	269	274,679
5.000%	02/01/38	10	10,530
5.000%	05/01/38	69	70,647
5.000%	06/01/39	9	8,982
5.000%	06/01/39	42	42,438
5.000%	06/01/40	32	32,466
5.000%	06/01/40	40	40,608
5.000%	08/01/40	62	63,733
5.000%	04/01/41	121	123,691
5.000%	06/01/41	8	7,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/01/41	19	$19,765
5.000%	08/01/41	4	4,140
5.000%	09/01/41	50	51,391
5.000%	01/01/42	68	69,294
5.000%	02/01/42	20	19,960
5.000%	05/01/42	38	38,830
5.000%	07/01/42	84	86,008
5.000%	11/01/44	126	128,636
5.000%	07/01/45	332	339,387
5.000%	12/01/47	627	640,288
5.000%	02/01/49	359	365,640
5.000%	08/01/52	576	576,325
5.000%	10/01/52	29	28,884
5.264%	08/01/41	33	33,144
5.500%	TBA	4,545	4,590,894
5.500%	09/01/34	38	39,621
5.500%	11/01/34	3	2,993
5.500%	12/01/34	11	11,112
5.500%	04/01/35	7	7,373
5.500%	11/01/35	38	39,006
5.500%	12/01/35	10	9,993
5.500%	01/01/36	1	1,418
5.500%	01/01/36	10	9,924
5.500%	03/01/36	1	1,512
5.500%	03/01/36	2	2,132
5.500%	05/01/36	45	46,714
5.500%	05/01/36	92	94,995
5.500%	07/01/36	201	207,336
5.500%	11/01/36	1	838
5.500%	08/01/37	2	2,264
5.500%	08/01/37	14	14,397
5.500%	08/01/37	56	57,800
5.500%	08/01/37	105	108,490
5.500%	09/01/37	37	38,246
5.500%	02/01/38	14	14,524
5.500%	02/01/38	92	95,183
5.500%	09/01/38	54	55,716
5.500%	04/01/39	29	30,460
5.500%	05/01/39	30	30,720
5.500%	03/01/40	58	59,582
5.500%	09/01/41	1	690
5.500%	09/01/41	87	90,490
6.000%	TBA	1,425	1,454,446
6.000%	11/01/32	2	2,368
6.000%	03/01/33	2	2,430
6.000%	04/01/33	2	2,190
6.000%	02/01/34	24	24,936
6.000%	08/01/34	2	1,907
6.000%	11/01/34	2	1,633
6.000%	11/01/34	101	105,236
6.000%	11/01/35	18	18,454
6.000%	12/01/35	3	3,348
6.000%	02/01/36	125	129,462
6.000%	04/01/36	—(r)	10
6.000%	05/01/36	30	31,109
6.000%	05/01/36	38	39,200
6.000%	06/01/36	4	4,013

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	09/01/36	4	$3,733
6.000%	09/01/36	269	280,026
6.000%	11/01/36	8	8,028
6.000%	12/01/36	1	1,389
6.000%	01/01/37	—(r)	24
6.000%	01/01/37	3	3,588
6.000%	02/01/37	2	2,611
6.000%	02/01/37	32	33,198
6.000%	03/01/37	14	14,369
6.000%	03/01/37	85	89,068
6.000%	03/01/37	207	215,305
6.000%	05/01/37	—(r)	38
6.000%	05/01/37	2	1,899
6.000%	06/01/37	4	3,977
6.000%	08/01/37	30	31,465
6.000%	08/01/37	166	172,673
6.000%	10/01/37	3	2,886
6.000%	02/01/38	12	12,940
6.000%	03/01/38	121	126,039
6.000%	04/01/38	4	4,622
6.000%	05/01/38	29	30,736
6.000%	08/01/38	4	3,774
6.000%	09/01/38	6	6,491
6.000%	10/01/38	26	27,189
6.000%	12/01/38	1	1,247
6.000%	04/01/39	2	1,951
6.000%	06/01/39	32	32,960
6.000%	09/01/39	145	151,095
6.000%	10/01/39	40	41,471
6.000%	02/01/40	19	19,615
6.000%	10/01/40	33	34,828
6.000%	12/01/52	1,779	1,817,573
6.000%	01/01/53	1,939	2,006,536
6.000%	01/01/53	4,408	4,499,562
6.000%	02/01/53	2,097	2,173,813
6.500%	TBA	3,580	3,691,316
6.500%	07/01/32	1	1,038
6.500%	07/01/32	9	9,744
6.500%	07/01/32	16	16,837
6.500%	12/01/32	2	1,691
6.500%	12/01/32	4	4,157
6.500%	07/01/35	5	4,700
6.500%	12/01/35	40	41,453
6.500%	07/01/36	1	613
6.500%	07/01/36	142	148,934
6.500%	08/01/36	6	6,722
6.500%	08/01/36	27	28,753
6.500%	08/01/36	34	35,415
6.500%	09/01/36	16	16,552
6.500%	09/01/36	65	68,208
6.500%	10/01/36	2	1,774
6.500%	10/01/36	31	32,799
6.500%	11/01/36	2	1,689
6.500%	12/01/36	1	756
6.500%	10/01/37	1	1,031
6.500%	10/01/37	26	27,587
6.500%	10/01/37	107	113,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	08/01/38	11	$11,962
6.500%	06/01/39	8	8,356
6.500%	10/01/39	38	40,478
6.500%	05/01/40	36	37,646
6.500%	05/01/40	43	45,947
6.674%(cc)	02/01/39	14	14,621
7.000%	01/01/31	—(r)	41
7.000%	04/01/32	—(r)	36
7.000%	04/01/37	9	8,855
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.590%(c)	12/01/35	1	883
Federal National Mortgage Assoc., 12 Month LIBOR + 1.557% (Cap 9.863%, Floor 1.557%)
3.807%(c)	07/01/35	1	627
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
3.834%(c)	12/01/35	2	2,391
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 11.030%, Floor 1.655%)
3.905%(c)	08/01/37	1	537
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.515%, Floor 1.700%)
3.950%(c)	11/01/37	5	4,686
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.702%, Floor 1.800%)
4.055%(c)	01/01/42	21	21,284
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.522%, Floor 1.803%)
4.048%(c)	12/01/40	37	37,978
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
4.304%(c)	02/01/42	6	6,167
Federal National Mortgage Assoc., 12 Month LIBOR + 1.881% (Cap 11.091%, Floor 1.881%)
4.131%(c)	08/01/36	2	1,658
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
4.142%(c)	12/01/35	1	779
Government National Mortgage Assoc.
1.500%	12/20/36	207	181,056
1.500%	01/20/37	265	231,616
1.500%	02/20/37	519	453,910
1.500%	05/20/37	441	385,134
2.000%	03/20/51	1,334	1,138,651
2.000%	07/20/51	2,909	2,479,950
2.000%	08/20/51	6,827	5,819,310
2.000%	01/20/52	3,555	3,019,700
2.000%	03/20/52	1,537	1,305,746
2.500%	08/20/50	873	768,105
2.500%	08/20/51	812	715,042
2.500%	10/20/51	9,173	8,074,674
2.500%	11/20/51	1,690	1,487,633
2.500%	12/20/51	1,997	1,756,991
2.500%	03/20/52	3,542	3,115,654
3.000%	10/15/42	10	8,898
3.000%	12/15/42	3	2,856

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/15/43	8	$7,729
3.000%	06/15/43	1	1,123
3.000%	07/15/43	20	18,756
3.000%	08/20/43	218	203,542
3.000%	09/20/43	214	199,895
3.000%	01/20/44	22	20,722
3.000%	02/20/44	76	71,279
3.000%	05/20/45	1,305	1,215,865
3.000%	05/20/46	34	30,750
3.000%	05/20/46	73	66,790
3.000%	05/20/46	173	160,432
3.000%	06/20/46	174	159,393
3.000%	07/20/46	49	44,869
3.000%	07/20/46	73	67,354
3.000%	07/20/46	80	74,096
3.000%	07/20/46	102	93,087
3.000%	07/20/46	220	202,080
3.000%	07/20/46	227	207,841
3.000%	08/20/46	58	53,012
3.000%	08/20/46	95	87,128
3.000%	08/20/46	96	87,850
3.000%	09/20/46	49	44,689
3.000%	09/20/46	56	51,053
3.000%	10/20/46	2,303	2,132,476
3.000%	11/20/46	1,058	979,217
3.000%	08/20/49	106	95,012
3.000%	10/20/49	256	228,230
3.000%	12/20/49	5	4,547
3.000%	01/20/50	6	5,773
3.000%	04/20/50	78	71,397
3.000%	05/20/50	591	525,576
3.000%	07/20/50	86	79,335
3.000%	07/20/50	142	126,700
3.000%	05/20/51	671	613,670
3.000%	06/20/51	525	480,412
3.000%	07/20/51	2,578	2,358,624
3.000%	10/20/51	2,300	2,102,050
3.000%	06/20/52	668	607,934
3.500%	05/20/42	7	6,555
3.500%	08/20/42	169	161,428
3.500%	11/20/42	4	3,787
3.500%	12/20/42	88	84,526
3.500%	03/20/43	215	202,938
3.500%	04/20/43	9	8,271
3.500%	05/20/43	115	110,420
3.500%	08/20/43	6	6,201
3.500%	11/15/43	270	262,452
3.500%	03/20/44	1	1,147
3.500%	10/20/44	35	33,473
3.500%	02/15/45	42	40,397
3.500%	02/20/45	104	98,619
3.500%	03/20/46	502	476,862
3.500%	04/20/46	7	6,999
3.500%	05/20/46	2	2,009
3.500%	05/20/46	3	2,751
3.500%	05/20/46	4	3,679
3.500%	05/20/46	5	4,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/20/46	5	$5,134
3.500%	05/20/46	7	6,253
3.500%	06/20/46	5	4,319
3.500%	06/20/46	5	4,874
3.500%	06/20/46	5	5,054
3.500%	06/20/46	6	5,349
3.500%	06/20/46	19	17,707
3.500%	06/20/46	1,252	1,192,425
3.500%	07/20/46	96	90,980
3.500%	07/20/46	365	347,482
3.500%	09/20/46	115	109,808
3.500%	10/20/46	1,321	1,256,473
3.500%	12/20/47	978	930,060
3.500%	02/20/48	40	38,323
3.500%	12/20/49	1	486
3.500%	12/20/49	2	1,668
3.500%	12/20/49	2	1,952
3.500%	01/20/50	447	418,930
3.500%	03/20/50	843	795,163
3.500%	04/20/50	115	108,401
3.500%	05/20/50	174	164,348
3.500%	11/20/50	187	177,788
3.500%	10/20/52	2,210	2,071,903
4.000%	09/20/25	4	3,820
4.000%	11/20/25	9	9,204
4.000%	01/20/26	3	2,864
4.000%	10/20/40	16	15,998
4.000%	02/20/41	19	18,350
4.000%	03/20/41	72	71,479
4.000%	05/20/41	148	146,312
4.000%	10/15/41	7	6,726
4.000%	10/15/41	30	28,747
4.000%	10/15/41	35	33,788
4.000%	10/20/41	196	193,362
4.000%	11/20/41	28	27,953
4.000%	12/20/41	14	13,882
4.000%	09/20/42	14	14,069
4.000%	11/20/42	11	10,997
4.000%	08/20/43	5	5,284
4.000%	03/20/45	798	786,838
4.000%	08/20/45	53	51,510
4.000%	01/15/47	5	4,795
4.000%	01/15/47	5	5,197
4.000%	06/20/47	558	545,011
4.000%	09/20/47	356	348,426
4.000%	01/20/48	183	176,850
4.000%	05/20/49	57	55,606
4.000%	10/20/50	1,093	1,061,176
4.000%	10/20/52	4,837	4,656,560
4.500%	04/20/35	4	3,723
4.500%	05/15/39	2	1,848
4.500%	08/15/39	13	13,443
4.500%	09/15/39	73	73,920
4.500%	09/20/39	1	793
4.500%	10/15/39	5	5,158
4.500%	11/15/39	2	2,478
4.500%	11/15/39	4	4,215

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	11/20/39	19	$19,373
4.500%	02/15/40	9	8,770
4.500%	02/20/40	168	169,826
4.500%	03/15/40	17	17,027
4.500%	05/20/40	137	138,896
4.500%	06/15/40	1	910
4.500%	06/15/40	7	6,798
4.500%	06/15/40	7	7,482
4.500%	06/15/40	24	24,517
4.500%	06/15/40	73	73,380
4.500%	07/15/40	1	529
4.500%	07/15/40	2	2,236
4.500%	08/15/40	11	10,679
4.500%	09/15/40	41	41,777
4.500%	09/20/40	80	80,556
4.500%	10/15/40	3	3,403
4.500%	11/20/40	42	42,127
4.500%	02/20/41	186	188,156
4.500%	03/15/41	30	30,366
4.500%	03/20/41	449	454,520
4.500%	05/20/41	1	642
4.500%	05/20/41	14	13,980
4.500%	06/20/41	2	2,467
4.500%	07/20/41	26	26,088
4.500%	08/20/41	160	162,357
4.500%	11/20/41	426	430,999
4.500%	02/20/42	1	760
4.500%	05/20/42	4	4,418
4.500%	06/20/43	1	971
4.500%	06/20/44	1	890
4.500%	10/20/44	1	856
4.500%	01/20/45	1	807
4.500%	09/15/45	119	119,862
4.500%	01/20/46	94	95,217
4.500%	03/20/46	1	1,261
4.500%	05/20/46	1	1,013
4.500%	07/20/46	36	36,716
4.500%	08/20/46	61	62,087
4.500%	09/20/46	53	52,077
4.500%	01/20/47	137	138,068
4.500%	09/20/49	223	220,208
4.500%	10/20/52	2,367	2,332,676
5.000%	11/15/33	1	1,028
5.000%	05/15/34	58	59,305
5.000%	07/20/39	30	31,251
5.000%	08/15/39	2	2,555
5.000%	09/15/39	23	24,124
5.000%	10/15/39	5	5,024
5.000%	10/15/39	17	17,033
5.000%	10/20/39	1	1,486
5.000%	02/15/40	51	53,183
5.000%	02/15/40	51	53,183
5.000%	04/15/40	23	23,606
5.000%	05/20/40	122	124,948
5.000%	06/15/40	14	14,546
5.000%	06/15/40	21	21,418
5.000%	06/20/40	87	89,130
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/15/40	3	$2,675
5.000%	08/15/40	5	4,830
5.000%	08/20/40	67	68,369
5.000%	09/15/40	3	3,133
5.000%	09/15/40	4	4,332
5.000%	09/20/40	44	45,424
5.000%	03/20/41	91	93,403
5.000%	08/20/41	103	105,845
5.000%	06/20/47	115	116,904
5.000%	04/20/48	46	46,936
5.000%	06/20/48	66	66,535
5.000%	09/20/48	398	403,938
5.000%	12/20/48	327	332,117
5.000%	05/20/49	22	22,744
5.000%	06/20/49	1,112	1,125,944
5.500%	TBA	8,690	8,788,272
5.500%	10/20/32	—(r)	315
5.500%	03/20/34	1	1,070
5.500%	01/20/36	206	215,708
5.500%	03/20/48	94	97,184
5.500%	04/20/48	70	72,944
5.500%	05/20/48	32	32,906
5.500%	09/20/48	1	1,067
5.500%	10/20/48	19	19,348
5.500%	11/20/48	95	97,762
5.500%	12/20/48	344	353,049
5.500%	01/20/49	80	82,210
5.500%	03/20/49	121	124,151
5.500%	04/20/49	6	6,565
6.000%	TBA	6,805	6,931,796
6.000%	12/20/38	323	342,172
6.000%	05/15/40	97	101,643
6.500%	12/20/52	818	841,715
7.000%	12/20/52	995	1,030,333
7.000%	01/20/53	25	25,776
8.500%	06/15/26	—(r)	256

Total U.S. Government Agency Obligations (cost $630,989,535)			614,660,490
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds
2.500%	02/15/46	965	766,270
2.875%	11/15/46	3,975	3,386,203
3.000%	08/15/52(k)	27,125	23,836,094
3.375%	08/15/42	24,920	23,405,331
3.625%	02/15/53(a)	16,465	16,349,230
3.875%	02/15/43(a)	12,170	12,278,389
4.000%	11/15/42(a)	29,285	30,081,186
4.000%	11/15/52(a)	36,670	38,933,227
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	12	12,227
0.125%	10/15/24	19	18,110
0.125%	10/15/25	1	894
0.125%	07/15/26	11	10,220
0.125%	04/15/27	101	96,591
0.125%	01/15/32	37	33,418
0.125%	02/15/52	29	20,030

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.250%	01/15/25	40	$39,451
0.250%	07/15/29	4	3,657
0.375%	07/15/25	30	29,752
0.500%	01/15/28	7	7,145
0.625%	01/15/26	60	58,619
0.625%	07/15/32	5	4,525
0.750%	02/15/42	8	6,922
1.125%	01/15/33	13	12,819
1.500%	02/15/53	1	1,123
1.625%	10/15/27	40	40,566
U.S. Treasury Notes
0.625%	08/15/30	2,350	1,915,250
0.750%	04/30/26	4,700	4,285,078
0.750%	05/31/26	3,187	2,898,925
0.875%	06/30/26	2,633	2,401,173
1.375%	11/15/31(a)	33,435	28,221,230
1.500%	02/15/30	4,606	4,038,167
2.750%	02/15/28	3,024	2,904,598
2.750%	08/15/32	4,000	3,764,375
3.875%	01/15/26	36,095	36,109,100
4.000%	02/15/26	6,250	6,276,367
4.125%	11/15/32(a)	31,265	32,857,561

Total U.S. Treasury Obligations (cost $277,082,938)			275,103,823

Total Long-Term Investments (cost $11,287,476,792)			11,732,591,555

	Shares
Short-Term Investments — 25.8%
Affiliated Mutual Funds — 24.8%
PGIM Core Ultra Short Bond Fund(wd)	2,150,547,964	2,150,547,964
PGIM Institutional Money Market Fund (cost $1,265,707,400; includes $1,260,420,753 of cash collateral for securities on loan)(b)(wd)	1,266,148,227	1,265,515,153

Total Affiliated Mutual Funds (cost $3,416,255,364)		3,416,063,117

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(kk)(n) — 1.0%
U.S. Treasury Bills
4.684%	06/22/23	141,218	139,772,878
(cost $139,736,901)

Total Short-Term Investments (cost $3,555,992,265)				3,555,835,995

TOTAL INVESTMENTS—110.9% (cost $14,843,469,057)				15,288,427,550

Liabilities in excess of other assets(z) — (10.9)%				(1,500,633,159)

Net Assets — 100.0%				$13,787,794,391

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,746 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,248,424,292; cash collateral of $1,260,420,753 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,225	2 Year U.S. Treasury Notes	Jun. 2023	$252,905,079	$2,990,479
2,683	5 Year U.S. Treasury Notes	Jun. 2023	293,809,454	4,354,545
1,825	10 Year U.S. Treasury Notes	Jun. 2023	209,732,431	5,956,500
245	10 Year U.S. Ultra Treasury Notes	Jun. 2023	29,679,454	59,118
843	20 Year U.S. Treasury Bonds	Jun. 2023	110,564,719	4,162,049
386	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	54,474,250	1,787,728
2,013	Mini MSCI EAFE Index	Jun. 2023	211,012,725	7,804,778
867	Russell 2000 E-Mini Index	Jun. 2023	78,615,225	887,413
2,500	S&P 500 E-Mini Index	Jun. 2023	517,218,750	28,448,355
				56,450,965
Short Positions:
190	10 Year Euro-Bund	Jun. 2023	27,990,511	(33,406)
22	10 Year Japanese Bonds	Jun. 2023	24,542,572	20,181
384	10 Year U.S. Treasury Notes	Jun. 2023	44,130,002	(1,322,364)
39	20 Year U.S. Treasury Bonds	Jun. 2023	5,115,094	(55,890)
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	2,116,875	(25,900)
				(1,417,379)
				$55,033,586
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/21/23	SSB	GBP	735	$912,556	$907,685	$—	$(4,871)
Euro,
Expiring 05/19/23	BARC	EUR	528	563,831	574,218	10,387	—
A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/19/23	BNP	EUR	5,730	$6,191,523	$6,231,571	$40,048	$—
Indonesian Rupiah,
Expiring 04/06/23	HSBC	IDR	23,941,943	1,578,555	1,601,283	22,728	—
Expiring 04/06/23	HSBC	IDR	5,155,458	341,602	344,807	3,205	—
Expiring 04/06/23	HSBC	IDR	1,833,383	121,416	122,620	1,204	—
Mexican Peso,
Expiring 04/14/23	MSI	MXN	8,973	496,830	496,564	—	(266)
Expiring 04/14/23	MSI	MXN	7,917	438,379	438,144	—	(235)
Peruvian Nuevo Sol,
Expiring 04/05/23	BNP	PEN	1,730	447,723	459,590	11,867	—
Expiring 04/05/23	CITI	PEN	2,685	715,047	713,294	—	(1,753)
				$11,807,462	$11,889,776	89,439	(7,125)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/02/23	BNP	BRL	3,778	$720,769	$736,899	$—	$(16,130)
Expiring 06/02/23	BNP	BRL	2,383	449,668	464,691	—	(15,023)
Expiring 06/02/23	GSI	BRL	3,508	660,243	684,263	—	(24,020)
Expiring 06/02/23	HSBC	BRL	3,508	660,491	684,263	—	(23,772)
British Pound,
Expiring 04/21/23	DB	GBP	1,028	1,261,977	1,268,198	—	(6,221)
Colombian Peso,
Expiring 06/09/23	BNP	COP	1,737,681	362,773	367,835	—	(5,062)
Expiring 06/09/23	BNP	COP	564,955	119,618	119,591	27	—
Expiring 06/09/23	BNP	COP	528,928	113,614	111,965	1,649	—
Expiring 06/09/23	CITI	COP	351,983	74,908	74,509	399	—
Expiring 06/09/23	JPM	COP	704,006	148,941	149,025	—	(84)
Expiring 06/09/23	MSI	COP	3,141,287	633,720	664,952	—	(31,232)
Euro,
Expiring 05/19/23	BARC	EUR	340	361,180	369,669	—	(8,489)
Expiring 05/19/23	BNP	EUR	13,746	14,760,819	14,948,946	—	(188,127)
Expiring 05/19/23	CIBC	EUR	5,730	6,100,973	6,231,571	—	(130,598)
Indonesian Rupiah,
Expiring 04/06/23	GSI	IDR	23,941,943	1,578,451	1,601,283	—	(22,832)
Expiring 04/06/23	HSBC	IDR	3,928,453	262,694	262,742	—	(48)
Expiring 04/06/23	MSI	IDR	3,060,388	204,484	204,685	—	(201)
Expiring 07/07/23	HSBC	IDR	5,155,458	341,127	344,153	—	(3,026)
Expiring 07/07/23	HSBC	IDR	1,833,383	121,255	122,387	—	(1,132)
Mexican Peso,
Expiring 04/14/23	BNP	MXN	7,580	406,585	419,474	—	(12,889)
Expiring 04/14/23	CITI	MXN	8,379	430,200	463,698	—	(33,498)
Expiring 04/14/23	HSBC	MXN	9,775	502,537	540,981	—	(38,444)
Expiring 04/14/23	HSBC	MXN	8,589	458,498	475,314	—	(16,816)
Expiring 04/14/23	MSI	MXN	9,775	502,473	540,982	—	(38,509)
Expiring 04/14/23	RBC	MXN	8,683	453,576	480,513	—	(26,937)
Expiring 07/14/23	MSI	MXN	8,973	488,193	487,800	393	—
Expiring 07/14/23	MSI	MXN	7,917	430,805	430,411	394	—
Peruvian Nuevo Sol,
Expiring 04/05/23	CITI	PEN	4,415	1,160,407	1,172,883	—	(12,476)
Expiring 07/07/23	CITI	PEN	2,685	710,863	709,082	1,781	—
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 04/14/23	BARC	ZAR	11,522	$677,674	$646,330	$31,344	$—
Expiring 04/14/23	BNP	ZAR	12,000	673,983	673,159	824	—
Expiring 04/14/23	HSBC	ZAR	8,195	445,096	459,681	—	(14,585)
Expiring 04/14/23	MSI	ZAR	7,788	450,279	436,874	13,405	—
				$36,728,874	$37,348,809	50,216	(670,151)
						$139,655	$(677,276)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)		Value at Trade Date		Value at March 31, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	249,600		2.295%		$(18,066,667)		$(14,287,268)		$3,779,399
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	135,600		4.631%		(202,974)		2,262,227		2,465,201
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	672,400		0.754%		3,499,613		7,914,464		4,414,851
							$(14,770,028)		$(4,110,577)		$10,659,451
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A49